UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)
Susan S. Newton Massachusetts Financial Services Company 500 Boylston Street Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30 and October 31*

Date of reporting period: January 31, 2006

*	The following series of the Registrant have a fiscal year end of April 30: MFS Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, the MFS Inflation-Adjusted Bond Fund, has an October 31 fiscal year end.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Research Bond Fund

MFS
INVESTMENT MANAGEMENT®

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 97.1%

Advertising & Broadcasting – 0.6%

Allbritton Communications Co., 7.75%, 2012	$4,727,000	$4,738,810

News America Holdings, 7.75%, 2024	598,000	664,234

News America Holdings, 8.5%, 2025	120,000	142,226

News America, Inc., 6.2%, 2034	3,735,000	3,646,466

		$9,191,736

Airlines – 0.2%

Continental Airlines, Inc., 6.648%, 2017	$3,604,422	$3,573,974

Alcoholic Beverages – 0.3%

Miller Brewing Co., 5.5%, 2013(a)	$4,978,000	$5,008,366

Asset Backed & Securitized – 12.5%

Aesop Funding II LLC, 2.78%, 2007(a)	$3,494,000	$3,446,691

AmeriCredit Automobile Receivables Trust, 3.67%, 2009	3,208,353	3,193,323

Amresco Commercial Mortgage Funding I, 7%, 2029	558,000	563,787

ARCap, REIT, Inc., "G", 6.1%, 2045(a)	2,354,000	2,134,865

ARCap, REIT, Inc., "H", 6.1%, 2045(a)	1,200,897	1,076,410

Asset Securitization Corp., 7.525%, 2029	1,077,289	1,173,451

Banc of America Commercial Mortgage, Inc., 4.857%, 2043	3,581,684	3,473,793

Banc of America Commercial Mortgage, Inc., FRN, 5.182%, 2047	4,770,000	4,749,869

Bayview Commercial Asset Trust, 0.775%, 2035(i)	50,259,194	4,205,346

Bayview Financial Acquisition Trust, FRN, 5.483% 2041	2,283,000	2,282,972

Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	2,561,000	2,558,600

Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041	3,434,786	3,396,002

Capital One Auto Finance Trust, 4.79%, 2009	244,712	244,155

Capital One Auto Finance Trust, 3.18%, 2010	2,393,000	2,350,349

Centex Home Equity Loan Trust, 4.14%, 2028	3,939,000	3,881,049

Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2253%, 2044	4,080,000	4,079,862

Commercial Mortgage Acceptance Corp., 7.03%, 2031	3,008,000	3,161,043

CPS Auto Receivables Trust, 3.5%, 2009(a)	85,015	84,337

CPS Auto Receivables Trust, 3.52%, 2009(a)	229,177	227,745

CPS Auto Receivables Trust, 2.89%, 2009(a)	388,456	379,230

Credit Suisse First Boston Mortgage Securities Corp., 6.878%, 2018(a)	2,255,000	2,421,125

Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035	3,149,403	3,141,038

Crest G-Star CDO, 6.95%, 2032(a)	6,526,000	6,777,608

CRIIMI MAE CMBS Corp., 6.701%, 2008(a)	10,000	10,083

CRIIMI MAE Commercial Mortgage Trust, 7%, 2033(a)	1,764,282	1,789,123

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	1,119,463	1,143,440

Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	1,635,000	1,816,696

Drive Auto Receivables Trust, 2.5%, 2009(a)	2,314,000	2,264,892

E*TRADE RV & Marine Trust, 3.62%, 2018	994,000	952,946

Falcon Franchise Loan LLC, 7.382%, 2010(a)	1,706,902	1,768,775

Falcon Franchise Loan LLC, FRN, 3.0686%, 2023(a)(i)	630,679	73,445

Falcon Franchise Loan LLC, FRN, 3.7837%, 2025(i)	9,876,161	1,607,495

First Union National Bank Commercial Mortgage Trust, FRN, 0.9542%, 2043(a)(i)	23,411,527	929,772

First Union-Lehman Brothers Bank of America, FRN, 0.4969%, 2035(i)	25,416,936	480,172

First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029	798,000	884,373

GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	2,151,805

Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	5,908,072	5,922,101

Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	3,357,664	3,345,785

Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042	5,335,000	5,159,336

Household Automotive Trust, 3.44%, 2009	895,863	887,960

IKON Receivables Funding LLC, 3.27%, 2011	1,994,000	1,970,110

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2129%, 2041	4,431,054	4,431,031

		1

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Asset Backed & Securitized – continued

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	$5,061,203	$4,932,667

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3646%, 2043	5,666,655	5,678,948

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	6,001,863	5,895,891

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4927%, 2035(i)	28,326,763	514,329

Long Beach Auto Receivables Trust, FRN, 2.841%, 2010	3,221,000	3,145,756

Morgan Stanley Capital I, Inc., 6.86%, 2010	1,157,000	1,172,556

Morgan Stanley Capital I, Inc., 7.3%, 2030(a)	3,362,000	3,475,483

Morgan Stanley Capital I, Inc., 6.48%, 2030	2,076,000	2,120,965

Morgan Stanley Capital I, Inc., FRN, 7.548%, 2030	630,000	656,445

Morgan Stanley Capital I, Inc., FRN, 1.021%, 2031(i)(a)	20,218,981	500,824

Mortgage Capital Funding, Inc., FRN, 0.7801%, 2031(i)	15,449,657	219,832

Multi-Family Capital Access One, Inc., 6.65%, 2024	1,305,499	1,343,831

Nationslink Funding Corp., FRN, 0.7187%, 2030(i)	7,927,847	134,944

New Century Home Equity Loan Trust, FRN, 4.532%, 2035	3,000,000	2,942,494

Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	3,000,000	2,970,061

Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,038,504	2,010,978

Preferred Term Securities IV Ltd., FRN, 6.7469%, 2031(a)	2,850,000	2,892,750

Preferred Term Securities XIX Ltd., FRN, 4.8413%, 2035(a)	7,800,000	7,800,000

Prudential Securities Secured Financing Corp., FRN, 7.0486%, 2013	1,838,000	1,965,857

Residential Asset Mortgage Products, Inc., 3.878%, 2025	2,895,869	2,857,670

Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034	2,727,000	2,658,162

Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	5,795,000	5,768,231

Salomon Brothers Mortgage Securities, Inc., FRN, 7.0781%, 2032(a)	3,262,500	3,597,118

SLM Student Loan Trust, 2.99%, 2022(a)	1,111,000	1,087,014

Structured Asset Securities Corp., FRN, 4.67%, 2035	4,852,858	4,799,122

Structured Asset Securities Corp., FRN, 4.77%, 2035(a)	8,064,624	8,065,517

TIAA Real Estate CDO Ltd., 7.17%, 2032(a)	808,657	826,510

Triad Auto Receivables Trust, 2.48%, 2008	353,703	352,198

Triad Auto Receivables Trust, 3.24%, 2009	780,240	772,806

Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	4,700,000	4,554,915

Wachovia Bank Commercial Mortgage Trust, FRN, 4.935%, 2042	4,100,000	3,997,120

Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	6,014,804	5,925,088

Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	4,116,878	4,062,014

Wachovia Bank Commercial Mortgage Trust, FRN, 5.155%, 2044	4,730,000	4,742,590

Wachovia Bank Commercial Mortgage Trust, FRN, 5.3164%, 2044	4,999,000	4,974,485

		$206,007,161

Automotive – 1.3%

Ford Motor Credit Co., 5.8%, 2009	$2,432,000	$2,206,573

Ford Motor Credit Co., 7.375%, 2009	2,026,000	1,895,515

Ford Motor Credit Co., 5.7%, 2010	2,787,000	2,465,121

General Motors Acceptance Corp., 6.125%, 2008	1,668,000	1,603,719

General Motors Acceptance Corp., 6.75%, 2014	3,073,000	2,912,417

Johnson Controls, Inc., 5.5%, 2016	6,499,000	6,425,399

Lear Corp., 8.11%, 2009	4,760,000	4,379,200

		$21,887,944

Banks & Credit Companies – 6.5%

Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$3,556,000	$4,768,841

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)	4,869,000	4,832,483

Bank of America Corp., 7.4%, 2011	10,575,000	11,597,909

Barclays Bank PLC, 6.86% to 2032, FRN to 2049(a)	1,596,000	1,768,322

BNP Paribas, 5.186% to 2015, FRN to 2049(a)	5,438,000	5,225,271

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)	5,713,000	5,551,368

Citigroup, Inc., 5.625%, 2012	2,622,000	2,683,216

		2

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Banks & Credit Companies – continued

Citigroup, Inc., 5%, 2014	$8,856,000	$8,652,914

Credit Suisse First Boston (USA), Inc., 4.7%, 2009	1,885,000	1,864,339

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	2,507,000	2,478,809

Credit Suisse First Boston (USA), Inc., 5.125%, 2014	805,000	794,682

DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(a)	3,015,000	3,316,666

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(a)	3,295,000	3,372,024

J.P. Morgan Chase & Co., 5.125%, 2014	4,932,000	4,835,905

Kazkommerts International B.V., 8.5%, 2013	3,553,000	3,846,123

Mizuho Financial Group, Inc., 5.79%, 2014(a)	4,482,000	4,590,204

Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)	1,635,000	1,751,546

Popular North America, Inc., 4.25%, 2008	1,994,000	1,953,115

RBS Capital Trust II, 6.425% to 2034, FRN to 2049	3,191,000	3,317,622

Resona Bank Ltd., 5.85% to 2016, FRN to 2049(a)	3,348,000	3,327,945

Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)	2,349,000	2,435,340

UFJ Finance Aruba AEC, 6.75%, 2013	6,326,000	6,843,910

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)	1,766,000	2,033,033

Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049	8,022,000	8,046,788

Wachovia Corp., 6.605%, 2025	2,393,000	2,605,137

Wells Fargo & Co., 6.45%, 2011	4,052,000	4,305,035

		$106,798,547

Broadcast & Cable TV – 0.9%

Comcast Corp., 5.65%, 2035	$2,700,000	$2,437,709

Rogers Cable, Inc., 5.5%, 2014	3,245,000	3,050,300

TCI Communications Financing III, 9.65%, 2027	20,000	21,562

TCI Communications, Inc., 9.8%, 2012	1,529,000	1,826,420

Time Warner Entertainment Co. LP, 8.375%, 2033	6,903,000	8,162,494

		$15,498,485

Brokerage & Asset Managers – 1.0%

Goldman Sachs Group, Inc., 5.7%, 2012	$4,666,000	$4,754,015

Lehman Brothers Holdings, Inc., 8.25%, 2007	1,596,000	1,662,560

Merrill Lynch & Co., Inc., 5.45%, 2014	2,996,000	3,014,036

Morgan Stanley Dean Witter, Inc., 6.6%, 2012	3,101,000	3,304,171

Morgan Stanley Group, Inc., 5.3%, 2013	742,000	739,545

Morgan Stanley Group, Inc., 4.75%, 2014	2,500,000	2,378,943

		$15,853,270

Building – 0.3%

American Standard Cos., Inc., 7.375%, 2008	$1,072,000	$1,112,959

American Standard Cos., Inc., 7.625%, 2010	3,915,000	4,188,850

		$5,301,809

Chemicals – 0.2%

ARCO Chemical Co., 9.8%, 2020	$2,190,000	$2,447,325

Dow Chemical Co., 5.75%, 2008	775,000	791,734

		$3,239,059

Conglomerates – 0.1%

Tyco International Group S.A., 6.75%, 2011	$1,351,000	$1,433,366

Consumer Goods & Services – 0.1%

Fortune Brands, Inc., 5.125%, 2011	$2,104,000	$2,091,679

Containers – 0.4%

Owens-Brockway Glass Container, Inc., 8.25%, 2013	$6,190,000	$6,514,975

		3

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Defense Electronics – 0.7%

BAE Systems Holdings, Inc., 4.75%, 2010(a)	$5,961,000	$5,832,606

BAE Systems Holdings, Inc., 6.4%, 2011(a)	5,000,000	5,259,740

		$11,092,346

Energy - Independent – 0.6%

Apache Corp., 7.375%, 2047	$37,000	$46,890

Chesapeake Energy Corp., 6.875%, 2016	6,175,000	6,298,500

Ocean Energy, Inc., 4.375%, 2007	798,000	787,877

Ocean Energy, Inc., 7.25%, 2011	3,181,000	3,491,392

		$10,624,659

Energy - Integrated – 0.3%

Amerada Hess Corp., 7.3%, 2031	$4,361,000	$5,071,498

Entertainment – 0.4%

Turner Broadcasting System, Inc., 8.375%, 2013	$399,000	$455,788

Walt Disney Co., 6.75%, 2006	1,073,000	1,076,393

Walt Disney Co., 6.375%, 2012	4,262,000	4,498,912

		$6,031,093

Financial Institutions – 0.7%

American General Finance Corp., 4.875%, 2012	$2,033,000	$1,971,557

HSBC Finance Corp., 5.5%, 2016	9,552,000	9,516,810

		$11,488,367

Food & Non-Alcoholic Beverages – 0.6%

Cadbury Schweppes PLC, 5.125%, 2013(a)	$5,462,000	$5,375,083

Coca-Cola HBC Finance B.V., 5.125%, 2013	1,474,000	1,462,457

Kraft Foods, Inc., 6.25%, 2012	3,464,000	3,619,738

		$10,457,278

Gaming & Lodging – 0.7%

Harrah's Operating Co., Inc., 5.625%, 2015	$5,077,000	$4,963,250

MGM Mirage, Inc., 5.875%, 2014	6,505,000	6,269,194

		$11,232,444

Insurance – 1.3%

American International Group, Inc., 4.25%, 2013	$7,137,000	$6,709,722

American International Group, Inc., 5.05%, 2015(a)	4,159,000	4,050,338

ING Groep N.V., 5.775% to 2015, FRN to 2049	5,685,000	5,712,748

UnumProvident Corp., 7.625%, 2011	4,048,000	4,364,238

UnumProvident Corp., 6.85%, 2015(a)	254,000	265,016

		$21,102,062

Insurance - Property & Casualty – 1.4%

ACE INA Holdings, Inc., 5.875%, 2014	$5,875,000	$6,030,265

AXIS Capital Holdings Ltd., 5.75%, 2014	6,305,000	6,270,417

Fund American Cos., Inc., 5.875%, 2013	5,010,000	5,013,051

St. Paul Travelers Cos., Inc., 5.5%, 2015	6,542,000	6,552,120

		$23,865,853

Machinery & Tools – 0.3%

Case New Holland, Inc., 9.25%, 2011	$4,257,000	$4,554,990

Medical & Health Technology & Services – 0.7%

AmerisourceBergen Corp., 5.875%, 2015(a)	$4,555,000	$4,611,938

HCA, Inc., 8.75%, 2010	5,665,000	6,245,906

		$10,857,844

		4

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Mortgage Backed – 11.7%

Fannie Mae, 4.55%, 2011	$2,395,383	$2,344,872

Fannie Mae, 4.79%, 2012	584,000	576,413

Fannie Mae, 5.12%, 2012	1,983,680	1,977,069

Fannie Mae, 4.543%, 2013	2,489,292	2,409,911

Fannie Mae, 4.845%, 2013	1,378,850	1,355,511

Fannie Mae, 5.78%, 2013	1,567,703	1,601,448

Fannie Mae, 4.62%, 2014 - 2015	3,644,450	3,519,134

Fannie Mae, 4.667%, 2014	1,470,852	1,429,765

Fannie Mae, 4.77%, 2014	1,687,478	1,646,944

Fannie Mae, 4.846%, 2014	3,724,679	3,659,113

Fannie Mae, 4.86%, 2014	1,717,931	1,684,787

Fannie Mae, 5.412%, 2014	1,906,717	1,957,594

Fannie Mae, 4.53%, 2015	1,191,359	1,140,982

Fannie Mae, 4.6%, 2015	1,616,928	1,556,181

Fannie Mae, 4.665%, 2015	1,272,018	1,230,848

Fannie Mae, 4.76%, 2015	1,470,225	1,428,471

Fannie Mae, 4.785%, 2015	1,721,149	1,678,192

Fannie Mae, 4.815%, 2015	1,848,000	1,804,750

Fannie Mae, 4.82%, 2015	1,592,184	1,555,451

Fannie Mae, 4.85%, 2015	1,383,773	1,355,591

Fannie Mae, 4.87%, 2015	1,305,870	1,280,758

Fannie Mae, 4.89%, 2015	361,936	355,244

Fannie Mae, 4.925%, 2015	4,472,190	4,409,557

Fannie Mae, 4.94%, 2015	2,330,000	2,308,030

Fannie Mae, 5%, 2016 - 2020	5,382,782	5,323,424

Fannie Mae, 4.996%, 2017	3,627,253	3,595,850

Fannie Mae, 5.5%, 2018 - 2036	98,304,998	97,754,340

Fannie Mae, 4.88%, 2020	1,085,984	1,076,296

Fannie Mae, 6.5%, 2031 - 2033	1,711,265	1,756,284

Fannie Mae, 6%, 2034	755,422	763,632

Freddie Mac, 5.5%, 2019 - 2035	20,917,553	20,761,275

Freddie Mac, 6%, 2033 - 2035	14,095,095	14,249,850

		$193,216,122

Municipals – 1.4%

Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033	$8,800,000	$9,165,728

University of Texas Permanent University Fund, "B", 5%, 2035	13,025,000	13,489,341

		$22,655,069

Natural Gas - Distribution – 0.2%

AmeriGas Partners LP, 7.125%, 2016	$4,085,000	$4,054,363

Natural Gas - Pipeline – 1.3%

CenterPoint Energy Resources Corp., 7.875%, 2013	$6,931,000	$7,872,278

Enterprise Products Operating LP, 6.65%, 2034	4,482,000	4,621,807

Kinder Morgan Energy Partners LP, 7.75%, 2032	2,981,000	3,530,997

Kinder Morgan, Inc., 6.5%, 2012	2,614,000	2,755,391

Magellan Midstream Partners LP, 5.65%, 2016	3,272,000	3,263,899

		$22,044,372

Network & Telecom – 1.8%

Citizens Communications Co., 9%, 2031	$4,034,000	$4,155,020

Deutsche Telekom International Finance B.V., 5.25%, 2013	621,000	611,992

Deutsche Telekom International Finance B.V., 8.25%, 2030	3,174,000	3,959,768

SBC Communications, Inc., 5.1%, 2014	5,670,000	5,497,133

		5

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Network & Telecom – continued

Telecom Italia Capital, 6%, 2034	$4,855,000	$4,597,306

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	806,000	809,058

Telefonica Europe B.V., 7.75%, 2010	2,943,000	3,215,492

Verizon New York, Inc., 7.375%, 2032	6,371,000	6,666,022

		$29,511,791

Oils – 0.4%

Premcor Refining Group, Inc., 7.5%, 2015	$6,690,000	$7,125,365

Pharmaceuticals – 0.4%

Teva Pharmaceutical Finance LLC, 5.55%, 2016	$1,936,000	$1,931,735

Wyeth, 5.5%, 2013	4,690,000	4,719,852

		$6,651,587

Precious Metals & Minerals – 0.2%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$3,124,000	$3,166,955

Printing & Publishing – 0.2%

Dex Media West LLC, 9.875%, 2013	$3,605,000	$3,979,019

Railroad & Shipping – 0.6%

TFM S.A. de C.V., 9.375%, 2012	$2,179,000	$2,396,900

TFM S.A. de C.V., 12.5%, 2012	2,235,000	2,536,725

Union Pacific Corp., 7.25%, 2008	1,580,000	1,665,334

Union Pacific Corp., 6.125%, 2012	3,523,000	3,681,081

		$10,280,040

Real Estate – 1.8%

Boston Properties, Inc., 5%, 2015	$3,499,000	$3,347,854

EOP Operating LP, 6.8%, 2009	6,465,000	6,730,763

EOP Operating LP, 4.75%, 2014	4,038,000	3,801,248

HRPT Properties Trust, 6.25%, 2016	3,389,000	3,486,962

Kimco Realty Corp., 6%, 2012	1,197,000	1,239,200

Simon Property Group LP, 6.375%, 2007	3,188,000	3,252,066

Simon Property Group LP, 4.6%, 2010	3,579,000	3,488,430

Simon Property Group LP, 5.75%, 2015(a)	1,506,000	1,518,745

Vornado Realty Trust, 5.625%, 2007	1,307,000	1,311,167

Vornado Realty Trust, 4.75%, 2010	798,000	771,771

		$28,948,206

Restaurants – 0.1%

YUM! Brands, Inc., 8.875%, 2011	$2,086,000	$2,382,354

Retailers – 0.1%

Dollar General Corp., 8.625%, 2010	$1,743,000	$1,899,870

Supermarkets – 0.2%

Safeway, Inc., 4.95%, 2010	$2,201,000	$2,143,803

Safeway, Inc., 6.5%, 2011	1,630,000	1,688,820

		$3,832,623

Telecommunications - Wireless – 0.6%

America Movil S.A. de C.V., 6.375%, 2035	$3,555,000	$3,420,859

Nextel Communications, Inc., 5.95%, 2014	6,045,000	6,087,895

		$9,508,754

Tobacco – 0.6%

Altria Group, Inc., 7%, 2013	$3,704,000	$4,025,418

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	5,442,000	5,578,050

		$9,603,468

		6

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Transportation - Services – 0%

FedEx Corp., 9.65%, 2012	$625,000	$768,285

U.S. Government Agencies – 4.8%

Fannie Mae, 6%, 2008	$7,263,000	$7,453,022

Fannie Mae, 6.125%, 2012	6,622,000	7,063,754

Federal Home Loan Bank, 3.25%, 2006	19,700,000	19,569,507

Freddie Mac, 4.875%, 2013	10,000,000	9,997,430

Small Business Administration, 5.34%, 2021	406,576	412,659

Small Business Administration, 6.34%, 2021	78,163	81,883

Small Business Administration, 6.35%, 2021	54,837	57,443

Small Business Administration, 6.44%, 2021	75,422	79,140

Small Business Administration, 6.07%, 2022	286,153	297,666

Small Business Administration, 4.35%, 2023	1,777,108	1,701,681

Small Business Administration, 4.89%, 2023	2,448,222	2,419,951

Small Business Administration, 4.98%, 2023	2,460,435	2,445,248

Small Business Administration, 4.34%, 2024	2,770,153	2,648,359

Small Business Administration, 4.86%, 2024	2,302,507	2,267,957

Small Business Administration, 4.93%, 2024	2,349,355	2,326,778

Small Business Administration, 5.19%, 2024	3,555,025	3,568,289

Small Business Administration, 5.52%, 2024	3,340,009	3,405,689

Small Business Administration, 4.57%, 2025	3,438,879	3,315,900

Small Business Administration, 4.76%, 2025	9,831,000	9,591,970

		$78,704,326

U.S. Treasury Obligations – 35.6%

U.S. Treasury Bonds, 9.375%, 2006	$136,846,000	$137,081,238

U.S. Treasury Bonds, 6.25%, 2023	29,125,000	34,285,601

U.S. Treasury Bonds, 5.375%, 2031	48,915,000	53,848,518

U.S. Treasury Notes, 2%, 2006	8,489,000	8,428,983

U.S. Treasury Notes, 3.5%, 2006	6,657,000	6,600,569

U.S. Treasury Notes, 6.5%, 2006	24,955,000	25,268,884

U.S. Treasury Notes, 7%, 2006	87,076,000	87,980,807

U.S. Treasury Notes, 3%, 2007	257,000	250,294

U.S. Treasury Notes, 6.125%, 2007	23,228,000	23,766,959

U.S. Treasury Notes, 5.5%, 2008	3,868,000	3,942,339

U.S. Treasury Notes, 5.625%, 2008	89,735,000	91,873,206

U.S. Treasury Notes, 4%, 2010	525,000	514,767

U.S. Treasury Notes, 6.5%, 2010	79,367,000	85,114,917

U.S. Treasury Notes, 4.25%, 2014	3,180,000	3,110,810

U.S. Treasury Notes, 4.125%, 2015	2,921,000	2,829,149

U.S. Treasury Notes, TIPS, 2%, 2014	22,663,522	22,694,503

		$587,591,544

Utilities - Electric Power – 3.0%

Dominion Resources, Inc., 5.95%, 2035	$4,800,000	$4,615,699

DTE Energy Co., 7.05%, 2011	4,330,000	4,645,363

Duke Capital Corp., 8%, 2019	3,307,000	3,924,285

Empresa Nacional de Electricidad S.A., 8.35%, 2013	677,000	763,244

Enersis S.A., 7.375%, 2014	4,308,000	4,594,219

Exelon Generation Co. LLC, 6.95%, 2011	6,572,000	7,051,940

FirstEnergy Corp., 6.45%, 2011	13,644,000	14,343,378

MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,207,729

NRG Energy, Inc., 7.25%, 2014	4,790,000	4,855,863

Progress Energy, Inc., 5.625%, 2016	1,319,000	1,306,690

		7

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Utilities - Electric Power – continued

Virginia Electric & Power Co., 4.1%, 2008		$2,258,000	$2,190,106

			$49,498,516

Total Bonds			$1,604,201,434

Short-Term Obligation – 3.1%

Alpine Securitization Corp., 4.48%, due 2/01/06(y)(t)		$50,065,000	$50,065,000

Total Investments			$1,654,266,434

Other Assets, Less Liabilities – (0.2)%			(2,536,076)

Net Assets – 100.0%			$1,651,730,358

(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security
AMBAC	AMBAC Indemnity Corp.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
			8

MFS Research Bond Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,689,996,351
Gross unrealized appreciation	$2,884,502
Gross unrealized depreciation	(38,614,419)
Net unrealized appreciation (depreciation)	$(35,729,917)

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments Derivatives

Credit Default Swaps

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

3/20/11	$8,000,000	Agreement between the fund and Merrill Lynch Capital Services to exchange the credit risk of Kohls Corp. As a buyer of protection, the fund agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.42% of the notional amount of $8,000,000 until maturity on March 20, 2011. If Kohls Corp. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the fund would then purchase $8,000,000 par of Kohls bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $8,000,000 in cash to the fund.	$(1,772)

At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

9

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Research Bond Fund J

MFS

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 99.0%

Advertising & Broadcasting – 0.5%

Allbritton Communications Co., 7.75%, 2012	$650,000	$651,625

News America Holdings, 8.5%, 2025	30,000	35,556

News America, Inc., 6.2%, 2034	489,000	477,409

		$1,164,590

Airlines – 0.1%

Continental Airlines, Inc., 7.875%, 2018	$331,257	$311,001

Alcoholic Beverages – 0.3%

Miller Brewing Co., 5.5%, 2013(a)	$734,000	$738,477

Asset Backed & Securitized – 12.5%

Aesop Funding II LLC, 2.78%, 2007(a)	$806,000	$795,087

AmeriCredit Automobile Receivables Trust, 3.67%, 2009	313,078	311,611

Amresco Commercial Mortgage Funding I, 7%, 2029	142,000	143,473

ARCap, Inc., "H", 6.1%, 2045(a)	138,945	124,542

Asset Securitization Corp., 7.525%, 2029	245,761	267,698

Bank of America Commercial Mortgage, Inc., 4.857%, 2043	492,321	477,491

Bank of America Commercial Mortgage, Inc., FRN, 5.182%, 2047	657,557	654,782

Bayview Commercial Asset Trust, 0.775%, 2035(i)	7,355,004	615,417

Bayview Financial Acquisition Trust, 5.483%, 2045	307,000	306,996

Bayview Financial Acquisition Trust, FRN, 5.402%, 2045	331,000	330,690

Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041	401,050	396,522

Capital One Auto Finance Trust, 4.79%, 2009	61,767	61,627

Capital One Auto Finance Trust, 3.18%, 2010	607,000	596,181

Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2253%, 2020	580,000	579,980

CPS Auto Receivables Trust, 3.5%, 2009(a)	21,476	21,304

CPS Auto Receivables Trust, 3.52%, 2009(a)	58,064	57,701

CPS Auto Receivables Trust, 2.89%, 2009(a)	98,331	95,996

Credit-Based Asset Servicing and Securities, 5.303%, 2035	407,489	406,407

Crest G-Star CDO, 6.95%, 2032(a)	974,000	1,011,552

CRIIMI MAE Commercial Mortgage Trust, 7%, 2033(a)	447,087	453,382

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	283,472	289,544

Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	415,000	461,119

Drive Auto Receivables Trust, 2.5%, 2009(a)	586,000	573,564

E*TRADE RV & Marine Trust, 3.62%, 2018	141,000	135,176

Falcon Franchise Loan LLC, 7.382%, 2010(a)	236,479	245,051

Falcon Franchise Loan LLC, FRN, 3.0639%, 2023(a)(i)	159,646	18,591

Falcon Franchise Loan LLC, FRN, 3.7837%, 2025(i)	2,502,801	407,369

First Union National Bank Commercial Mortgage Trust, FRN, 0.9557%, 2043(a)(i)	5,933,847	235,659

First Union-Lehman Brothers Bank of America, FRN, 0.0469%, 2035(i)	6,442,394	121,708

First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029	202,000	223,864

Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	400,000	400,950

Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	474,453	472,774

Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042	400,000	386,829

Household Automotive Trust, 3.44%, 2009	226,772	224,772

IKON Receivables Funding LLC, 3.27%, 2011	506,000	499,938

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2131%, 2041	400,000	399,998

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	649,533	633,037

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3645%, 2043	826,928	828,722

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	881,125	865,567

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4927%, 2035(i)	7,180,321	130,373

Long Beach Auto Receivables Trust, 2.841%, 2010	632,000	617,236

Morgan Stanley Capital I, Inc., 6.86%, 2010	293,000	296,940

Morgan Stanley Capital I, Inc., 7.3%, 2030(a)	500,000	516,877

		1

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Asset Backed & Securitized – continued

Morgan Stanley Capital I, Inc., 6.48%, 2030	$507,000	$517,981

Morgan Stanley Capital I, Inc., FRN, 7.5481%, 2030	160,000	166,716

Morgan Stanley Capital I, Inc., FRN, 1.0209%, 2031(i)(a)	5,124,932	126,945

Mortgage Capital Funding, Inc., FRN, 0.7801%, 2031(i)	3,916,478	55,727

Multi-Family Capital Access One, Inc., 6.65%, 2024	330,995	340,714

Nationslink Funding Corp., FRN, 0.7183%, 2030(i)	2,009,289	34,201

New Century Home Equity Loan Trust, 4.532%, 2035	1,000,000	980,831

Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	242,364	239,091

Preferred Term Securities IV Ltd., 6.7469%, 2031(a)	450,000	456,750

Preferred Term Securities XIX Ltd., 4.8413%, 2035(a)	1,425,000	1,425,000

Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034	185,000	180,330

Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024	845,000	841,097

SLM Student Loan Trust, 2.99%, 2022(a)	282,000	275,912

Structured Asset Securities Corp., FRN, 4.77%, 2035(a)	1,190,987	1,191,119

TIAA Real Estate CDO Ltd., 7.17%, 2032(a)	205,193	209,723

Triad Auto Receivables Trust, 3.24%, 2009	197,739	195,855

Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	700,000	678,392

Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	879,362	866,246

Wachovia Bank Commercial Mortgage Trust, FRN, 4.935%, 2042	570,000	555,697

Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	565,886	558,345

Wachovia Bank Commercial Mortgage Trust, FRN, 5.1949%, 2044	677,000	673,680

Wachovia Bank Commercial Mortgage Trust, FRN, 5.3164%, 2044	670,000	671,783

		$27,936,232

Automotive – 1.4%

Ford Motor Credit Co., 5.8%, 2009	$271,000	$245,880

Ford Motor Credit Co., 7.375%, 2009	561,000	524,869

Ford Motor Credit Co., 5.7%, 2010	136,000	120,293

General Motors Acceptance Corp., 6.125%, 2008	276,000	265,364

General Motors Acceptance Corp., 6.75%, 2014	450,000	426,485

Johnson Controls, Inc., 5.5%, 2016	900,000	889,808

Lear Corp., 8.11%, 2009	695,000	639,400

		$3,112,099

Banks & Credit Companies – 6.7%

Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$489,000	$655,783

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)	713,000	707,653

Bank of America Corp., 7.4%, 2011	1,427,000	1,565,032

Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)	655,000	725,721

BNP Paribas, 5.186% to 2015, FRN to 2049 (a)	772,000	741,800

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)	755,000	733,640

Citigroup, Inc., 5.625%, 2012	465,000	475,856

Citigroup, Inc., 5%, 2014	1,148,000	1,121,674

Credit Suisse First Boston (USA), Inc., 4.7%, 2009	303,000	299,679

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	413,000	408,356

DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)	338,000	371,819

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)	554,000	566,950

J.P. Morgan Chase & Co., 5.125%, 2014	544,000	533,401

Kazkommerts International B.V., 8.5%, 2013	428,000	463,310

Mizuho Financial Group, Inc., 5.79%, 2014(a)	592,000	606,292

Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)	195,000	208,900

Popular North America, Inc., 4.25%, 2008	356,000	348,701

RBS Capital Trust II, 6.425% to 2034, FRN to 2049	556,000	578,063

Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)	465,000	462,215

Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)	323,000	334,872

		2

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Banks & Credit Companies – continued

UFJ Finance Aruba AEC, 6.75%, 2013	$720,000	$778,946

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)	258,000	297,012

Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049	475,000	476,468

Wachovia Corp., 6.605%, 2025	887,000	965,632

Wells Fargo & Co., 6.45%, 2011	524,000	556,722

		$14,984,497

Broadcast & Cable TV – 1.0%

Comcast Corp., 5.65%, 2035	$370,000	$334,056

Rogers Cable, Inc., 5.5%, 2014	464,000	436,160

TCI Communications Financing III, 9.65%, 2027	5,000	5,390

TCI Communications, Inc., 9.8%, 2012	181,000	216,208

Time Warner Entertainment Co., LP, 8.375%, 2033	997,000	1,178,909

		$2,170,723

Brokerage & Asset Managers – 1.0%

Goldman Sachs Group, Inc., 5.7%, 2012	$523,000	$532,865

Lehman Brothers Holdings, Inc., 8.25%, 2007	404,000	420,848

Merrill Lynch & Co., Inc., 5.45%, 2014	450,000	452,709

Morgan Stanley Dean Witter, Inc., 6.6%, 2012	424,000	451,780

Morgan Stanley Group, Inc., 5.3%, 2013	188,000	187,378

Morgan Stanley Group, Inc., 4.75%, 2014	282,000	268,345

		$2,313,925

Building – 0.1%

American Standard Cos., Inc., 7.375%, 2008	$3,000	$3,115

American Standard Cos., Inc., 7.625%, 2010	100,000	106,995

		$110,110

Chemicals – 0.1%

ARCO Chemical Co., 9.8%, 2020	$235,000	$262,613

Conglomerates – 0.1%

Tyco International Group S.A., 6.75%, 2011	$187,000	$198,401

Consumer Goods & Services – 0.1%

Fortune Brands, Inc., 5.125%, 2011	$293,000	$291,284

Containers – 0.4%

Owens-Brockway Glass Container, Inc., 8.25%, 2013	$855,000	$899,888

Defense Electronics – 0.7%

BAE Systems Holdings, Inc., 4.75%, 2010(a)	$902,000	$882,572

BAE Systems Holdings, Inc., 6.4%, 2011(a)	622,000	654,312

		$1,536,884

Energy - Independent – 0.7%

Apache Corp., 7.375%, 2047	$10,000	$12,673

Chesapeake Energy Corp., 6.875%, 2016	875,000	892,500

Ocean Energy, Inc., 4.375%, 2007	202,000	199,437

Ocean Energy, Inc., 7.25%, 2011	462,000	507,081

		$1,611,691

Energy - Integrated – 0.3%

Amerada Hess Corp., 7.3%, 2031	$598,000	$695,427

Entertainment – 0.4%

Turner Broadcasting System, Inc., 8.375%, 2013	$101,000	$115,375

Walt Disney Co., 6.75%, 2006	155,000	155,490

		3

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Entertainment – continued

Walt Disney Co., 6.375%, 2012	$628,000	$662,909

		$933,774

Financial Institutions – 0.7%

American General Finance Corp., 4.875%, 2012	$281,000	$272,507

HSBC Finance Corp., 5.5%, 2016	1,340,000	1,335,063

		$1,607,570

Food & Non-Alcoholic Beverages – 0.7%

Cadbury Schweppes PLC, 5.125%, 2013(a)	$804,000	$791,206

Coca-Cola HBC Finance B.V., 5.125%, 2013	150,000	148,825

Kraft Foods, Inc., 6.25%, 2012	501,000	523,524

		$1,463,555

Gaming & Lodging – 0.7%

Harrah's Operating Co., Inc., 5.625%, 2015	$756,000	$739,062

MGM Mirage, Inc., 5.875%, 2014	935,000	901,106

		$1,640,168

Insurance – 1.4%

American International Group, Inc., 4.25%, 2013	$1,055,000	$991,839

American International Group, Inc., 5.05%, 2015(a)	610,000	594,063

ING Groep N.V., 5.775% to 2015, FRN to 2049	808,000	811,944

UnumProvident Corp., 7.625%, 2011	593,000	639,326

UnumProvident Corp., 6.85%, 2015(a)	36,000	37,561

		$3,074,733

Insurance - Property & Casualty – 1.6%

ACE INA Holdings, Inc., 5.875%, 2014	$860,000	$882,728

AXIS Capital Holdings Ltd., 5.75%, 2014	920,000	914,954

Fund American Cos., Inc., 5.875%, 2013	735,000	735,448

St. Paul Travelers Cos., Inc., 5.5%, 2015	931,000	932,440

		$3,465,570

Machinery & Tools – 0.3%

Case New Holland, Inc., 9.25%, 2011	$625,000	$668,750

Medical & Health Technology & Services – 0.7%

AmerisourceBergen Corp., 5.875%, 2015(a)	$720,000	$729,000

HCA, Inc., 8.75%, 2010	810,000	893,060

		$1,622,060

Mortgage Backed – 12.0%

Fannie Mae, 4.55%, 2011	$351,244	$343,837

Fannie Mae, 5.12%, 2012	290,609	289,641

Fannie Mae, 4.79%, 2012	83,000	81,922

Fannie Mae, 3.81%, 2013	87,419	81,093

Fannie Mae, 5.78%, 2013	169,139	172,780

Fannie Mae, 4.667%, 2014	671,230	652,480

Fannie Mae, 4.518%, 2014	322,035	310,150

Fannie Mae, 4.77%, 2014	247,457	241,513

Fannie Mae, 4.62%, 2014	185,222	178,940

Fannie Mae, 4.86%, 2014	185,347	181,771

Fannie Mae, 4.69%, 2015	133,334	129,257

Fannie Mae, 4.85%, 2015	178,085	174,458

Fannie Mae, 4.56%, 2015	237,413	228,115

Fannie Mae, 4.665%, 2015	159,485	154,323

Fannie Mae, 4.7%, 2015	183,989	178,439

		4

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Mortgage Backed – continued

Fannie Mae, 4.89%, 2015	$183,490	$180,189

Fannie Mae, 4.74%, 2015	200,000	194,437

Fannie Mae, 4.87%, 2015	180,722	177,246

Fannie Mae, 4.925%, 2015	507,513	500,405

Fannie Mae, 4.785%, 2015	253,110	246,793

Fannie Mae, 4.815%, 2015	271,000	264,658

Fannie Mae, 4.53%, 2015	151,157	144,766

Fannie Mae, 4.6%, 2015	200,873	193,326

Fannie Mae, 4.94%, 2015	336,000	332,832

Fannie Mae, 4.82%, 2015	233,998	228,600

Fannie Mae, 5%, 2016 - 2020	304,225	300,825

Fannie Mae, 4.996%, 2017	844,703	837,390

Fannie Mae, 5.5%, 2018 - 2035	13,249,921	13,169,166

Fannie Mae, 4.88%, 2020	192,550	190,833

Fannie Mae, 6.5%, 2033	242,198	248,376

Fannie Mae, 6%, 2034	197,067	199,208

Freddie Mac, 5%, 2018 - 2020	889,022	879,908

Freddie Mac, 5.5%, 2019 - 2035	3,154,431	3,131,745

Freddie Mac, 6%, 2034 - 2035	1,970,077	1,991,867

		$26,811,289

Municipals – 1.3%

Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033	$1,115,000	$1,161,339

University of Texas Permanent University Fund, "B", 5%, 2035	1,650,000	1,708,823

		$2,870,162

Natural Gas - Distribution – 0.3%

AmeriGas Partners LP, 7.125%, 2016	$560,000	$555,800

Natural Gas - Pipeline – 1.4%

CenterPoint Energy Resources Corp., 7.875%, 2013	$917,000	$1,041,535

Enterprise Products Operating LP, 6.65%, 2034	670,000	690,899

Kinder Morgan Energy Partners LP, 7.75%, 2032	491,000	581,590

Kinder Morgan, Inc., 6.5%, 2012	414,000	436,393

Magellan Midstream Partners LP, 5.65%, 2016	333,000	332,175

		$3,082,592

Network & Telecom – 2.0%

Citizens Communications Co., 9%, 2031	$598,000	$615,940

Deutsche Telekom International Finance B.V., 8.25%, 2030	431,000	537,700

SBC Communications, Inc., 5.1%, 2014	830,000	804,695

Telecom Italia Capital, 6%, 2034	700,000	662,845

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	104,000	104,395

Telefonica Europe B.V., 7.75%, 2010	400,000	437,036

Verizon New York, Inc., 7.375%, 2032	1,238,000	1,295,328

		$4,457,939

Oils – 0.5%

Premcor Refining Group, Inc., 7.5%, 2015	$1,000,000	$1,065,077

Pharmaceuticals – 0.4%

Teva Pharmaceutical Finance LLC, 5.55%, 2016	$270,000	$269,405

Wyeth, 5.25%, 2013	663,000	667,220

		$936,625

Precious Metals & Minerals – 0.2%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$448,000	$454,160

		5

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Printing & Publishing – 0.3%

Dex Media West LLC, 9.875%, 2013	$550,000	$607,063

Railroad & Shipping – 0.6%

TFM S.A. de C.V., 9.375%, 2012	$326,000	$358,600

TFM S.A. de C.V., 12.5%, 2012	380,000	431,300

Union Pacific Corp., 7.25%, 2008	175,000	184,452

Union Pacific Corp., 6.125%, 2012	343,000	358,391

		$1,332,743

Real Estate – 1.8%

Boston Properties, Inc., 5%, 2015	$488,000	$466,920

EOP Operating LP, 6.8%, 2009	862,000	897,435

EOP Operating LP, 4.75%, 2014	578,000	544,111

HRPT Properties Trust, 6.25%, 2016	452,000	465,066

Kimco Realty Corp., 6%, 2012	150,000	155,288

Simon Property Group LP, 6.375%, 2007	345,000	351,933

Simon Property Group LP, 4.6%, 2010	517,000	503,917

Simon Property Group LP, 5.75%, 2015(a)	331,000	333,801

Vornado Realty Trust, 5.625%, 2007	200,000	200,638

		$3,919,109

Restaurants – 0.1%

YUM! Brands, Inc., 8.875%, 2011	$267,000	$304,932

Retailers – 0.1%

Dollar General Corp., 8.625%, 2010	$262,000	$285,580

Supermarkets – 0.2%

Safeway, Inc., 4.95%, 2010	$309,000	$300,970

Safeway, Inc., 6.5%, 2011	227,000	235,192

		$536,162

Telecommunications - Wireless – 0.6%

America Movil S.A. de C.V., 6.375%, 2035	$521,000	$501,341

Nextel Communications, Inc., 5.95%, 2014	885,000	891,280

		$1,392,621

Tobacco – 0.6%

Altria Group, Inc., 7%, 2013	$519,000	$564,037

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	805,000	825,125

		$1,389,162

Transportation - Services – 0.1%

FedEx Corp., 9.65%, 2012	$83,000	$102,028

U.S. Government Agencies – 3.3%

Fannie Mae, 6%, 2008	$895,000	$918,416

Fannie Mae, 6.125%, 2012	1,208,000	1,288,586

Small Business Administration, 6.35%, 2021	13,709	14,361

Small Business Administration, 6.34%, 2021	19,541	20,471

Small Business Administration, 6.44%, 2021	18,856	19,785

Small Business Administration, 5.34%, 2021	103,344	104,890

Small Business Administration, 6.07%, 2022	72,435	75,349

Small Business Administration, 4.35%, 2023	450,465	431,345

Small Business Administration, 4.98%, 2023	624,181	620,329

Small Business Administration, 4.89%, 2023	621,056	613,885

Small Business Administration, 4.93%, 2024	571,018	565,530

Small Business Administration, 4.34%, 2024	570,627	545,539

Small Business Administration, 5.52%, 2024	552,531	563,396

		6

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

U.S. Government Agencies – continued

Small Business Administration, 5.19%, 2024		$555,218	$557,289

Small Business Administration, 4.86%, 2024		292,908	288,513

Small Business Administration, 4.76%, 2025		707,000	689,810

			$7,317,494

U.S. Treasury Obligations – 37.5%

U.S. Treasury Bonds, 9.375%, 2006		$10,014,000	$10,031,214

U.S. Treasury Bonds, 8.125%, 2019		5,000	6,696

U.S. Treasury Bonds, 6.25%, 2023		3,733,000	4,394,443

U.S. Treasury Bonds, 6.25%, 2030		375,000	457,310

U.S. Treasury Bonds, 5.375%, 2031		4,179,000	4,600,490

U.S. Treasury Notes, 2%, 2006		241,000	239,296

U.S. Treasury Notes, 7%, 2006		17,465,000	17,646,479

U.S. Treasury Notes, 6.5%, 2006		395,000	399,968

U.S. Treasury Notes, 3.5%, 2006		293,000	290,516

U.S. Treasury Notes, 6.125%, 2007		10,628,000	10,874,601

U.S. Treasury Notes, 5.5%, 2008		619,000	630,897

U.S. Treasury Notes, 5.625%, 2008		15,239,000	15,602,115

U.S. Treasury Notes, 6.5%, 2010		13,587,000	14,570,998

U.S. Treasury Notes, 4%, 2015		387,000	371,520

U.S. Treasury Notes, 4.125%, 2015		400,000	387,422

U.S. Treasury Notes, TIPS, 2%, 2014		3,326,736	3,331,284

			$83,835,249

Utilities - Electric Power – 3.2%

Dominion Resources, Inc., 5.95%, 2035		$700,000	$673,123

DTE Energy Co., 7.05%, 2011		575,000	616,878

Duke Capital Corp., 8%, 2019		394,000	467,544

Empresa Nacional de Electricidad S.A., 8.35%, 2013		78,000	87,937

Enersis S.A., 7.375%, 2014		630,000	671,857

Exelon Generation Co. LLC, 6.95%, 2011		971,000	1,041,910

FirstEnergy Corp., 6.45%, 2011		2,039,000	2,143,517

MidAmerican Energy Holdings Co., 5.875%, 2012		150,000	153,265

NRG Energy, Inc., 7.25%, 2014		690,000	699,488

Progress Energy, Inc., 5.625%, 2016		184,000	182,283

Virginia Electric & Power Co., 4.1%, 2008		346,000	335,587

			$7,073,389

Total Bonds			$221,143,198

Short-Term Obligation – 1.0%

Alpine Securitization Corp., 4.48%, due 2/01/06(y)(t)		$2,320,000	$2,320,000

Total Investments			$223,463,198

Other Assets, Less Liabilities – 0%			(50,929)

Net Assets – 100.0%			$223,412,269

(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security
			7

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Insurer

AMBAC	AMBAC Indemnity Corp.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
8

MFS Research Bond Fund J

Supplemental Schedules (Unaudited) 1/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$228,269,982
Gross unrealized appreciation	$398,214
Gross unrealized depreciation	(5,204,998)
Net unrealized appreciation (depreciation)	$(4,806,784)

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Credit Default Swaps

	Notional Principal		Unrealized
	Amount of		Appreciation
Expiration	Contract	Description	(Depreciation)

3/20/2011	$1,125,000	Agreement between the fund and Merrill Lynch Capital Services to	$(171)
exchange the credit risk of Kohls Corp. As a buyer of protection, the fund agrees o pay Merrill Lynch quarterly at a fixed annual rate of
0.42% of the notional amount of $1,125,000 until maturity on March
20, 2011. If Kohls Corp. experiences one of the following credit vents;
bankruptcy, failure to pay, or a restructuring, the fund would then purchase $1,125,000 par of Kohls Corp. bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, ho in turn would deliver $1,125,000 in cash to the fund.

MFS Investment Management®

MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

9

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Municipal Limited Maturity Fund

MFS[SM]

INVESTMENT MANAGEMENT®

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Municipal Bonds – 98.2%

Airport & Port Revenue – 6.4%

Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015	$1,000,000	$1,083,240

Chicago IL, (O'Hare International Airport), "A", MBIA, 5%, 2009	1,995,000	2,079,329

Chicago, IL (O'Hare International Airport), "A-2", FSA, 5.25%, 2013	1,500,000	1,598,205

Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008	250,000	258,455

Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013	1,000,000	1,117,880

Delaware River Port Authority Pennsylvania & New Jersey Refunding (Port District
Project), "A", FSA, 5.25%, 2009	550,000	579,518

Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006	1,000,000	1,019,480

Houston, TX, Airport Systems Rev.,"B", FGIC, 5.25%, 2015	1,250,000	1,303,050

Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015	1,000,000	1,058,290

Massachusetts Port Authority Rev., "A", 5.25%, 2007	375,000	383,321

Massachusetts Port Authority Rev., "A", 5.75%, 2010	175,000	190,586

Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC, 5.25%, 2009	500,000	522,450

New York, NY, (Industrial Development Agency Terminal One Group Assn.), 5.5%,
2014	1,000,000	1,069,330

Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007	500,000	511,255

Rhode Island Economic Development Corp. Airport Rev., "A", FGIC, 5%, 2012	750,000	793,320

Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009	200,000	208,454

Wayne Charter County, MI, Airport Rev., Refunding Detroit Metropolitan, "D", FGIC,
5.25%, 2006	1,000,000	1,014,350

		$14,790,513

General Obligations - General Purpose – 15.1%

Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009(c)	$235,000	$253,511

Broward County, FL, "B", 5%, 2008	500,000	515,135

Chicago, IL, Neighborhoods Alive, "A", MBIA, 5%, 2008	1,250,000	1,287,137

Chicago, IL, Park District, 5%, 2008	2,470,000	2,541,531

Columbus, OH, 5.25%, 2011	705,000	760,201

Commonwealth of Massachusetts, "A", 6%, 2010(c)	310,000	340,991

Du Page County, IL (ARS Jail Project), 5%, 2009	870,000	908,002

Hawkins County, TN, AMBAC, 4.5%, 2008	425,000	435,463

Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006	340,000	343,040

Huntsville, AL, "D", 5%, 2008	350,000	364,070

King County, WA, "B", 4.75%, 2009	1,500,000	1,550,055

Kingsport, TN, "A", FGIC, 4%, 2008	1,000,000	1,012,100

Lansing, IL, "A", FSA, 4.25%, 2007	530,000	536,328

Milwaukee County, WI, "A", 4.75%, 2007	1,000,000	1,021,930

Missouri, Third State Building, "A", 5%, 2007	2,000,000	2,051,540

New York, NY, "A", 5.25%, 2012	265,000	285,500

New York, NY, "B", 5.75%, 2011	375,000	408,765

New York, NY, "C", 5.25%, 2009	250,000	263,430

New York, NY, "G", 5.5%, 2009	780,000	828,251

New York, NY, "J", 5%, 2010	1,000,000	1,053,130

New York, NY, "K", 5%, 2010	370,000	389,384

New York, NY, "N", 5%, 2013	1,030,000	1,101,637

Oakland, CA, "A", FGIC, 5%, 2010	820,000	869,659

Pawtucket, RI, "A", AMBAC, 5%, 2009	1,000,000	1,049,630

Philadelphia, PA, "A", XLCA, 5%, 2011	1,000,000	1,065,810

Saraland, AL, Warrants, MBIA, 4.5%, 2009	865,000	891,867

St. Clair County, IL, FGIC, 5.625%, 2012	500,000	543,010

State of California, 5%, 2011	2,250,000	2,389,657

State of California, 5%, 2012	1,150,000	1,227,809

State of California, FSA, 5.25%, 2010	2,000,000	2,137,100

State of Hawaii, "CY", FSA, 5.25%, 2008	500,000	517,690

		1

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

General Obligations - General Purpose – continued

Commonwealth of Massachusetts, Consolidated Loan, "A", 5%, 2016	$1,000,000	$1,077,040

State of Tennessee, "A", FGIC, 5.25%, 2008	500,000	518,280

State of Washington, "B", FSA, 5%, 2008	500,000	514,855

State of Washington, "R", 5.375%, 2007	750,000	774,548

State of Wisconsin, 5.125%, 2011	400,000	429,660

State of Wisconsin, "1", MBIA, 5%, 2017	500,000	535,515

State of Wisconsin, "C", FSA, 5%, 2010	1,000,000	1,058,630

Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	539,255

Titus County, TX, Hospital District, FGIC, 5%, 2013	510,000	547,684

		$34,938,830

General Obligations - Improvement – 1.8%

Kauai County, HI, "A", FGIC, 6.25%, 2010(c)	$375,000	$418,204

Montgomery, AL, AMBAC, 5%, 2011	1,000,000	1,066,800

New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010	500,000	539,200

Oak Ridge, TN, AMBAC, 5%, 2012	300,000	317,577

Springfield, MA, State Qualified, MBIA, 5%, 2011	1,000,000	1,064,810

State of Mississippi, "I", ETM, 5.5%, 2006(c)	250,000	254,090

State of Mississippi, ETM, 6.2%, 2008(c)	420,000	439,677

		$4,100,358

General Obligations - Schools – 9.0%

Birdville, TX, Independent School District, "A", PSF, 4.25%, 2008	$500,000	$508,375

Bloomington, MN, Independent School District, "B", 5.25%, 2011	500,000	531,780

Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011	600,000	639,198

Cincinnati, OH, City School District, FSA, 4.5%, 2006	500,000	502,050

Clackamas County, OR, School District, 6%, 2010(c)	315,000	347,555

Cook County, IL, Community Consolidated School, FSA, 0%, 2008	500,000	453,400

Cook County, IL, School District Number 135, "A", MBIA, 3.25%, 2006	500,000	500,030

Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2008	500,000	515,680

Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2019	500,000	526,680

Deer Park, TX, Independent School District, PSF, 0%, 2009	1,000,000	894,220

DeSoto, TX, Independent School District School Building, "N", PSF, 0%, 2021	3,860,000	1,819,758

Detroit, MI, City School District (School Building & Site Improvement), "B", FGIC, 5%,
2010	1,000,000	1,061,880

Dodge, KS, Unified School District Number 443, FGIC, 4%, 2006	500,000	500,330

Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	583,329

Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	292,066

Ferndale, MI, School District, Q-SBLF, 5.5%, 2013	1,115,000	1,211,325

Hall County, GA, School District, 4.5%, 2007	1,540,000	1,561,344

Manistee, MI, Public Schools, FGIC, 5.15%, 2009(c)	100,000	105,454

Midlothian, TX, Independent School District, "A", PSF, 4.4%, 2007	700,000	707,609

North Lawrence, IN (First Mortgage), FSA, 5%, 2008	500,000	514,470

Northside Texas Independent School District, PSF, 5.5%, 2016	850,000	917,643

Norwin, PA, School District, FGIC, 6%, 2010(c)	250,000	273,183

Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007	500,000	510,335

Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011	500,000	532,665

Round Rock, TX, Independent School District, PSF, 6.5%, 2010(c)	500,000	562,765

Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	624,327

State of Florida, Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2010(c)	150,000	163,896

State of South Carolina, "A", 5.75%, 2007	500,000	511,160

Tuscaloosa, AL, 5%, 2007	465,000	472,914

United Independent School District TX, Capital Appreciation, PSF, 0%, 2017	545,000	318,689

Vidor, TX, Independent School District, PSF, 5.875%, 2007	410,000	420,549

Wallenpaupack, PA, Area School District, "N", FGIC, 5.5%, 2008	1,340,000	1,396,776

		2

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

General Obligations - Schools – continued

Westerville, OH, City School District, MBIA, 5.5%, 2011(c)	$300,000	$328,611

		$20,810,046

Healthcare Revenue - Hospitals – 12.0%

Blair County, PA, Hospital Authority Rev. (Altoona Hospital), "A", AMBAC,
5.375%, 2006	$460,000	$463,878

California Health Facilities Financing Authority Rev. (Catholic Healthcare West), "I",
4.95%, 2026	3,000,000	3,134,160

California Statewide Community Development Authority (Kaiser Permanente), "D",
4.35%, 2036	600,000	605,016

Colorado Health Facilities Authority Rev. (Catholic Health Initiatives), "A", 5%, 2008	500,000	515,805

Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	569,525

Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	595,907

Comal County, TX, Health Facilities Development, Health Care Systems (McKenna
Memorial), "A", 4%, 2006	170,000	170,000

DCH Health Care Authority, AL, Facilities Rev., 4%, 2008	500,000	506,530

Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006	200,000	201,558

Hillsborough County, FL, Industrial Development Authority Hospital Rev. (Tampa
General Hospital ), "A", 5%, 2007	500,000	510,355

Illinois Health Facilities Authority Rev. (Children's Memorial Hospital), "A", AMBAC,
5.75%, 2009(c)	250,000	271,707

Illinois Health Facilities Authority Rev. (Sherman Health Systems), AMBAC,
5.5%, 2007	440,000	453,156

Indiana Health Facility Financing Authority Rev. (Ascension Health), "F", 5.5%, 2008	500,000	526,545

Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.),
MBIA, 5.375%, 2008	1,000,000	1,050,560

Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	227,617

Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.5%, 2013	700,000	747,005

Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009	750,000	782,407

Kentucky Economic Development Finance Authority (Norton Healthcare, Inc.), "A",
6.125%, 2010	180,000	189,284

Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2009	1,000,000	1,044,180

Martin County, FL, Health Facilities Authority Hospital Rev. (Martin Memorial Medical
Center), "B", 5.25%, 2008	800,000	826,472

Massachusetts Development Finance Agency (Massachusetts Biomedical Research
Corp.), "C", 5.75%, 2006	260,000	262,561

Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical
Center), "F", 5%, 2009	235,000	242,417

Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health
System), 5%, 2007	80,000	81,139

Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
4.8%, 2006	600,000	599,496

Michigan Hospital Finance Authority Rev. (Genesys Health System), "A", ETM,
5.5%, 2007 (c)	750,000	777,405

Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi
Regional Medical Center), 5%, 2014	500,000	515,165

Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2 ", MBIA, 0% to 2007, 5% to 2014(c)	2,540,000	2,513,914

New Hampshire Health & Education Facilities (Catholic Medical Center), "A",
3.6%, 2006	250,000	249,360

New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014	1,030,000	1,071,252

New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007	395,000	398,689

Oklahoma State Development Finance Authority (Unity Health Center), 5%, 2013	875,000	908,206

		3

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Healthcare Revenue - Hospitals – continued

Philadelphia, PA, Hospital & High Education (Children's Hospital), "E", MBIA,
5%, 2032	$750,000	$765,023

Rhode Island Health & Education Building, Hospital Financing (Lifespan Obligated
Group), 5.75%, 2010	250,000	266,053

Scranton-Lackawanna, PA, Health & Welfare (Community Medical Center), MBIA,
5.25%, 2006	935,000	942,415

Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007	675,000	695,750

Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest
Medical Center), 5.25%, 2013	485,000	495,423

St. Cloud, MN, Health Care Rev. (St. Cloud Hospital), "A", FSA, 5.5%, 2006	260,000	261,209

Steubenville, OH Hospital Rev. (Trinity Hospital), 5.7%, 2010	220,000	237,376

Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 4.5%, 2006	500,000	501,325

Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2007	500,000	507,120

Waco, TX, Health Facilities Development Corp. (Ascension Health), "A", 5.5%, 2009	250,000	266,738

Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
5%, 2006	65,000	65,253

Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.),
5.25%, 2012	610,000	637,664

Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.),
5.25%, 2013	645,000	674,173

Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), 5%, 2007	260,000	264,716

		$27,591,509

Healthcare Revenue - Long Term Care – 0.3%

Colorado Health Facilities Authority Rev. (Evangelical Lutheran), "B", 3.75%, 2034	$735,000	$725,577

Industrial Revenue - Airlines – 0%

Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5%, 2006	$50,000	$50,356

Industrial Revenue - Chemicals – 0.3%

Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.75%, 2033	$330,000	$334,452

Michigan Strategic Fund Limited Rev. (Dow Chemical Co.), 4.6%, 2014	350,000	356,713

		$691,165

Industrial Revenue - Environmental Services – 1.4%

California Statewide Community Development Authority, Solid Waste Facilities Rev.
(Republic Services, Inc.), "A", 4.95%, 2012	$250,000	$258,765

Michigan Solid Waste Disposal Rev., (Waste Management), 4.5%, 2013	1,000,000	999,940

New Jersey Economic Development Authority (Waste Management, Inc.) "A",
5.3%, 2015	1,000,000	1,048,610

State of Ohio Solid Waste Rev. (Republic Services), 4.25%, 2033	1,000,000	977,020

		$3,284,335

Industrial Revenue - Other – 1.7%

Cartersville, GA, Development Authority Rev. (Anheuser Busch), 5.1%, 2012	$375,000	$396,791

Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	618,656

Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3.5%, 2011	1,000,000	997,450

Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	1,320,000	1,376,245

Pennsylvania Economic Development Financing (Amtrak), "A", 6%, 2006	100,000	101,136

Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017	300,000	315,321

		$3,805,599

Industrial Revenue - Paper – 1.5%

Courtland, AL, Industrial Development Board Environmental Improvement Rev.
(International Paper Co.), "A", 5%, 2013	$750,000	$760,522

Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012(c)	1,500,000	1,721,205

		4

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Industrial Revenue - Paper – continued

Erie County, PA, Industrial Development Authority, Pollution Control (International
Paper Co.), "A", 5.25%, 2010	$250,000	$258,820

Erie County, PA, Industrial Development Authority, Pollution Control (International
Paper Co.), "A", 5.3%, 2012	570,000	588,998

		$3,329,545

Miscellaneous Revenue - Entertainment & Tourism – 0.9%

Arizona Tourism & Sports Authority, Tax Rev. (Multipurpose Stadium Facility), "A",
MBIA, 5%, 2010	$1,000,000	$1,061,210

George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium),
MBIA, 6%, 2011	1,000,000	1,098,290

		$2,159,500

Miscellaneous Revenue - Other – 1.0%

Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(r)	$490,000	$488,824

Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010	500,000	432,045

Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	685,000	729,367

State of Kentucky Property & Buildings Commerce Rev. (Project Number 69), "A",
FSA, 5.5%, 2011	500,000	548,020

		$2,198,256

Multi-Family Housing Revenue – 0.7%

Massachusetts Housing Finance Agency, Construction Loan Notes, "B", FSA, 3.15%,
2008	$1,000,000	$985,900

Missouri Housing Development Commission, Multi-family Housing, "II", 4.35%, 2007	150,000	150,884

Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008	500,000	522,060

		$1,658,844

Parking – 0.3%

Pittsburgh, PA, Public Parking Authority Rev. "A", FGIC, 5%, 2016	$690,000	$740,936

Sales & Excise Tax Revenue – 1.3%

Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011	$845,000	$931,393

Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012	425,000	467,237

State of California, Economic Recovery, "B", 5%, 2023	745,000	772,870

Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	695,000	706,898

		$2,878,398

Single Family Housing - State – 1.8%

Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021	$35,000	$36,406

Colorado Housing & Finance Authority Rev., Single Family Program, "A-3",
6.3%, 2012	80,000	81,862

Colorado Housing & Finance Authority Rev., Single Family Program, "B-3",
6.7%, 2016	40,000	40,332

Colorado Housing & Finance Authority, Single Family Program, "A-3", 7.25%, 2010	65,000	66,416

Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010	230,000	235,440

New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition,
"F", 3.7%, 2010	500,000	490,015

Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership,
GNMA, 7.6%, 2015	85,000	88,295

South Dakota Housing Development Authority, Homeownership Mortgage, "A",
4.15%, 2007	55,000	55,102

South Dakota Housing Development Authority, Homeownership Mortgage, "D",
4.9%, 2008	460,000	467,788

Tennessee Housing Development Agency (Homeownership Program), 5.65%, 2009	1,885,000	1,961,229

Wyoming Community Development Authority, Housing Rev., "4", 5%, 2006	600,000	601,812

		$4,124,697

		5

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Solid Waste Revenue – 0.7%

Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007	$500,000	$501,605

Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass
Systems), "B", MBIA, 5.625%, 2012	400,000	436,540

Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev.,
(American Ref-fuel), "C", 5.625%, 2024	300,000	314,652

Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	426,056

		$1,678,853

State & Agency - Other – 0.6%

New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011	$1,270,000	$1,374,102

State & Local Agencies – 9.5%

Alabama Public School & College, "C", FSA, 4.5%, 2009	$1,000,000	$1,032,850

Alaska COP (Alaska Psychiatric Institute), AMBAC, 4%, 2006	500,000	501,495

Arizona COP, "A", MBIA, 5%, 2006	500,000	502,135

Columbia, SC, COP, Tourism Development Fee Pledge, AMBAC, 5%, 2011	650,000	698,295

Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010	725,000	765,194

District of Columbia, COP, AMBAC, 5.25%, 2008	1,500,000	1,549,470

Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B"
Enhanced, 5.5%, 2007(c)	1,120,000	1,152,872

Hampton, VA, Museum Rev., 5%, 2014	760,000	803,685

Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007	350,000	356,828

Indianapolis, IN (Public Improvement Bond Bank), "A", 5.25%, 2006	275,000	275,000

Michigan Building Authority Rev., "II", FSA, 5%, 2007(c)	1,500,000	1,556,700

Mishawaka, IN, School Building, AMBAC, 4.5%, 2007	320,000	323,498

New Albany, IN, Floyd County School Building (First Mortgage), FGIC, 5.5%, 2007	250,000	255,288

New Jersey Building Authority, 5.5%, 2006	1,000,000	1,007,850

New Jersey Economic Development Authority, "A", MBIA, 5%, 2009	500,000	525,055

New Jersey State Transit Corp. (Federal Transit Administration Grants), "B", AMBAC,
5.5%, 2007	650,000	671,372

New York Dormitory Authority Rev. (School Districts Financing Program), "A", MBIA,
5.25%, 2009	1,000,000	1,062,420

New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012	1,000,000	1,006,330

New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013	1,000,000	1,039,880

New York Urban Development Corp. Rev., "A", 5.125%, 2015	675,000	725,767

Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008	425,000	445,710

Ohio Building Authority (Adult Correctional Building), FSA, 5%, 2009	1,290,000	1,353,287

Ohio Building Authority (State Facilities Administration Building), "A", 5.375%, 2009(c)	1,000,000	1,076,600

Pennsylvania Industrial Development Authority, Economic Development, AMBAC,
5.25%, 2011	1,900,000	2,056,712

Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007	250,000	257,620

State of Oregon, Department Administrative Services, "A", AMBAC, 5.5%, 2008	500,000	523,030

Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC,
5.75%, 2011	160,000	173,731

Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev.,
5.25%, 2012	85,000	88,529

Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev.,
5.25%, 2013	215,000	223,643

		$22,010,846

Student Loan Revenue – 0.5%

Connecticut State Higher Education Supplemental Loan Authority Rev. (Family
Education Loan Program), "A", MBIA, 4.125%, 2013	$1,000,000	$993,700

Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009	85,000	85,991

		$1,079,691

		6

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Tax - Other – 2.9%

Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009	$500,000	$536,870

Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008	250,000	261,567

District of Columbia, Tax Increment (Gallery Place), FSA, 4%, 2006	370,000	371,154

Harris County-Houston, TX, (Sport Capital Appreciation), "N", MBIA, 0%, 2040	600,000	536,874

New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,959,511

New Mexico (Severence Tax), "A", 5%, 2007(c)	1,500,000	1,536,510

Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2013	200,000	211,586

Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2014	250,000	267,003

		$6,681,075

Tax Assessment – 1.0%

Chicago, IL, Tax Increment, Allocation Capital Appreciation Central, "A", AMBAC,
0%, 2006	$1,000,000	$972,950

Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG,
5%, 2011	570,000	601,378

Lewisville, TX, Combination Contract Rev., Special Assessment (Castle Hills Number
3), 4.125%, 2006(c)	500,000	503,355

Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008	285,000	288,788

		$2,366,471

Tobacco – 1.0%

District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008	$450,000	$462,042

Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2021	730,000	736,322

New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019	190,000	189,861

South Carolina Tobacco Settlement Authority, "B", 6%, 2022	225,000	236,702

Virginia Tobacco Settlement Financing Corp., 5.25%, 2019	685,000	695,227

		$2,320,154

Toll Roads – 0.4%

State of Texas Turnpike Authority, Central Turnpike Systems Rev., 5%, 2007	$1,000,000	$1,021,860

Transportation - Special Tax – 2.0%

Arizona State Transportation Board Highway Rev., 5%, 2006	$550,000	$553,965

Colorado Department of Transportation Rev., AMBAC, 6%, 2008	235,000	248,990

Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	1,000,000	1,085,260

New Jersey Transportation Trust Fund Authority, Transportation Systems, "B", FGIC,
5.25%, 2014	1,000,000	1,097,190

New Mexico State Highway Commission, Tax Rev., "A", 5.5%, 2006	430,000	433,517

New York Thruway Authority, Highway & Bridge Trust Fund, "A", FGIC, 5.25%, 2010	1,000,000	1,069,970

		$4,488,892

Universities - Colleges – 4.3%

Auburn University, AL, University Athletics Rev., AMBAC, 5%, 2006	$255,000	$255,760

District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	445,000	476,947

Illinois Educational Facilities Authority Rev. (Art Institute Chicago), 3.35%, 2009	1,550,000	1,517,620

Illinois Educational Facilities Authority Rev. (Augustana College), "A", 4%, 2006	615,000	612,977

Massachusetts Development Finance Agency (Massachusetts College of Pharmacy),
"C", 5%, 2007	475,000	481,175

Massachusetts Development Finance Agency (Western New England College),
4%, 2008	430,000	423,881

Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	154,963

Massachusetts Health & Educational (Massachusetts Institute of Technology), "K",
5.25%, 2012	375,000	410,580

Rhode Island Health & Educational Building, Higher Education (Johnson & Wales),
XLCA, 5%, 2010	2,265,000	2,398,091

Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010	250,000	271,200

Texas A&M University Rev., Financing Systems, 2.5%, 2006	750,000	747,660

		7

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Universities - Colleges – continued

Texas Public Finance Authority Rev., Southern University Financing Systems, MBIA,
5%, 2007	$500,000	$513,755

University of Arizona Rev., Refunding Systems, FSA, 5%, 2006	570,000	573,278

University of Arkansas Rev., Athletic Facility (Razorback Stadium), FSA, 3.55%, 2021	500,000	501,280

University of Texas, Permanent University Fund, "A", 5%, 2009	580,000	608,681

		$9,947,848

Universities - Dormitories – 0.5%

New York Dormitory Authority Rev., FGIC, 5.25%, 2029	$1,000,000	$1,079,150

Universities - Secondary Schools – 0.1%

New Hampshire Health & Education (Derryfield School), 6.5%, 2010	$100,000	$102,312

Utilities - Investor Owned – 3.9%

California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
Electric) "A", FGIC, 3.5%, 2023	$1,000,000	$1,000,610

Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power
Co.), 5.25%, 2008	250,000	253,625

Clark County, NV, Pollution Control Rev. (Southern California Edison Co.),
3.25%, 2031	500,000	486,115

Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), "A", FGIC, 4%, 2032	695,000	688,724

Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), "A", FGIC,
3.55%, 2029	535,000	532,523

Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev.
(Tampa Electric Co.), 4%, 2025	500,000	500,000

Illinois Development Finance Authority, Gas Supply Rev. (Peoples Gas Light & Coke
Co.), "B", AMBAC, 3.05%, 2033	1,000,000	986,000

Illinois Development Finance Authority, Pollution Control Rev. (Commonwealth Edison
Co.), "B", AMBAC, 4.4%, 2006	500,000	504,355

Illinois Development Finance Authority, Pollution Control Rev. (Illinois Power),
AMBAC, 7.375%, 2006(c)	580,000	601,472

Lawrenceburg, IN, Pollution Control Rev. (Indiana, Michigan, Power Co.), "F",
2.625%, 2019	775,000	768,242

Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), "B",
4.875%, 2027	420,000	440,572

New Hampshire Business Finance Authority, Pollution Control Rev. (United
Illuminating Co.), AMBAC, 3.65%, 2027	1,000,000	988,280

Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates),
3.3%, 2033	775,000	761,949

Wilsonville, AL, Industrial Development Board, Pollution Control Rev. (Southern
Electric Gaston), "A", AMBAC, 4.2%, 2019	500,000	500,405

		$9,012,872

Utilities - Municipal Owned – 7.7%

Alaska Municipal Bond Bank Authority Rev., "A", AMBAC, 5.75%, 2006	$325,000	$331,594

Clallam County, WA, Public Utilities District, Electric Rev., FSA, 5%, 2008	400,000	411,584

Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008	1,380,000	1,426,299

Cowlitz County, WA, Public Utilities Distribution Systems, AMBAC, 5.25%, 2008	500,000	522,630

Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	563,365

Delaware Municipal Electric Corp., AMBAC, 5%, 2008	500,000	518,940

Dickson, Tennessee (Electric Systems Rev.), "Y", MBIA, 5.625%, 2008(c)	1,000,000	1,075,620

Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2011	280,000	298,967

Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2012	560,000	600,863

Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013	280,000	301,703

Kissimmee, FL, Utility Authority Electric System, AMBAC, 5%, 2011	500,000	535,805

Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009	1,100,000	1,143,978

Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008	600,000	627,426

		8

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Utilities - Municipal Owned – continued

Lower Colorado River Authority, TX, Rev., Refunding & Improvement, "A", MBIA,
5%, 2011	$500,000	$534,370

Massachusetts Development Finance Agency (Devens Electrical Systems),
5.125%, 2011	160,000	163,258

Michigan Public Power Agency Rev. (Belle River), "A", MBIA, 5.25%, 2008	500,000	517,055

Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010	1,000,000	1,072,480

North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010	750,000	795,345

North Carolina Municipal Power Agency Catawba, "A", 5.5%, 2013	500,000	541,425

North Carolina Municipal Power Agency Catawba, MBIA, 5.25%, 2007	500,000	508,260

Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011	500,000	533,790

San Antonio, TX, Electric & Gas Rev., "2000", 5.8%, 2006	355,000	355,000

Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008	1,000,000	1,049,430

South Carolina Public Service Authority, "A", FSA, 4.5%, 2008	500,000	510,730

Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012	595,000	653,090

State of California, Department Water Resources, Power Supply Rev., "A", 5.5%, 2010	600,000	644,466

State of California, Department Water Resources, Power Supply Rev., "A", FSA,
5.25%, 2011	1,000,000	1,081,640

Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011	500,000	542,165

		$17,861,278

Utilities - Other – 0.7%

Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011	$1,000,000	$1,134,970

Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC,
4.5%, 2008	500,000	513,200

		$1,648,170

Water & Sewer Utility Revenue – 6.9%

Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011	$925,000	$993,126

Fulton County, GA, Development Authority Rev., Cauley Creek Water Facilities, "A",
AMBAC, 4.4%, 2008	490,000	498,800

Gwinnett County, GA, Water & Sewer Rev., 5.2%, 2007(c)	615,000	644,354

Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, 5.5%, 2011	400,000	435,220

Hempfield Township Pennsylvania Municipal Authority, Sewer Rev. (Westmoreland
County), FSA, 5%, 2013	845,000	914,670

Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014	1,485,000	1,634,480

King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	812,850

Luzerne County, PA, Industrial Development Authority, Water Facility Rev.
(Pennsylvania-American Water Co.), AMBAC, 3.6%, 2033	1,000,000	987,300

Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA,
5%, 2013	540,000	582,055

Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008	595,000	625,524

Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007	200,000	203,360

Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC,
5.25%, 2009	255,000	269,897

Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010	750,000	794,423

Seattle, WA, Water Systems Rev., "B", 5%, 2008	475,000	491,991

Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	753,791

Shreveport, LA, (Water & Sewer Rev.), "A", FGIC, 4%, 2007	1,000,000	1,010,690

Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007	500,000	511,130

State of Kansas, Development Finance Authority Rev., Water Pollution Control
Revolving Fund, 5%, 2008	500,000	518,000

Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011	1,000,000	1,092,110

Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012	500,000	537,735

Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010	1,260,000	1,323,794

		9

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Water & Sewer Utility Revenue – continued

Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010	$300,000	$318,903

		$15,954,203

Total Municipal Bonds		$226,506,241

Floating Rate Demand Notes – 1.5%

Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "B", 3.05%, due 2/02/06	$600,000	$600,000

Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
Corp.), "A", 3.02%, due 2/01/06	100,000	100,000

Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
Center), 3.07%, due 2/01/06	300,000	300,000

Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.02%,
due 2/02/06	2,300,000	2,300,000

Missouri Health & Educational Facilities Authority Rev., Medical Research Facilities
(Stowers Institute), 3.02%, due 2/02/06	200,000	200,000

Total Floating Rate Demand Notes		$3,500,000

Total Investments		$230,006,241

Other Assets, Less Liabilities – 0.3%		721,340

Net Assets – 100.0%		$230,727,581

(c) Refunded bond.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Security	Acquisition Date	Acquisition Cost	Current Market Value	Total % of Net Assets

Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013	12/17/2003	$490,432	$488,824	0.2%

The following abbreviations are used throughout this report and are defined:
BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity
Insurers

AMBAC	AMBAC Indemnity Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
XLCA	XL Capital Insurance Co.
See attached schedules.
For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
10

MFS Municipal Limited Maturity Fund Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$227,860,573
Gross unrealized appreciation	$2,850,170
Gross unrealized depreciation	(704,502)
Net unrealized appreciation (depreciation)	$2,145,668

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Interest Rate Swaps
		Notional Principal Amount of Contract			Unrealized Appreciation (Depreciation)
			Cash Flows Paid by the Fund	Cash Flows Received by the Fund
Expiration	Currency

8/30/2016	USD	$ 15,000,000	Fixed - 10 Year BMA	Floating - 7 Day BMA	$(100,218)
			Swap Index (3.926%)	Swap Index

At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                                                                                                                                            11

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Bond Fund

MFS INVESTMENT MANAGEMENT®

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 97.2%

Advertising & Broadcasting – 1.7%

Chancellor Media Corp., 8%, 2008	$5,140,000	$5,454,876

EchoStar DBS Corp., 9.125%, 2009	4,134,000	4,325,198

News America Holdings, 7.75%, 2024	6,693,000	7,434,317

News America Holdings, 8.5%, 2025	4,931,000	5,844,300

		$23,058,691

Airlines – 0.5%

Continental Airlines, Inc., 6.648%, 2017	$2,517,922	$2,496,652

Continental Airlines, Inc., 6.545%, 2019	4,395,139	4,408,542

		$6,905,194

Asset Backed & Securitized – 11.0%

Airplane Pass-Through Trust, "D", 10.875%, 2019(r)(d)	$1,481,550	$0

Amresco Commercial Mortgage Funding I, 7%, 2029	4,595,000	4,642,653

ARCap REIT, Inc., "G", 6.1%, 2045(a)	2,150,000	1,949,855

Asset Securitization Corp., FRN, 8.2927%, 2029	4,095,000	4,327,592

Blackrock Capital Finance LP, 7.75%, 2026(a)	825,790	809,274

Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011(a)	4,823,568	4,817,539

Capital One Auto Finance Trust, 2.47%, 2010	4,350,000	4,273,361

Chase Commercial Mortgage Securities Corp., 6.6%, 2012	4,039,542	4,162,607

Citibank Credit Card Issuance Trust, 6.65%, 2008	3,966,000	3,983,780

Commercial Mortgage Acceptance Corp., 7.03%, 2031	5,200,000	5,464,569

Commercial Mortgage Acceptance Corp., FRN, 1.141%, 2030(i)	68,751,329	2,129,841

Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2030(a)	4,362,000	4,338,886

Countrywide Asset-Backed Certificates FRN, 4.575%, 2035	699,000	688,731

CPS Auto Receivables Trust, 3.52%, 2009(a)	820,689	815,560

CRIIMI MAE Commercial Mortgage Trust, 7%, 2011(a)	4,222,893	4,282,351

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	4,706,505	4,807,311

DLJ Commercial Mortgage Corp., 6.04%, 2031	2,675,000	2,705,414

DLJ Commercial Mortgage Corp., FRN, 7.6214%, 2032	1,390,000	1,498,735

Drive Auto Receivables Trust, 2.5%, 2009(a)	4,240,000	4,150,017

Drivetime Auto Owner Trust, FRN, 1.918%, 2008(a)	2,954,230	2,925,148

Falcon Franchise Loan LLC, 6.5%, 2014(a)	2,733,000	2,356,358

Falcon Franchise Loan LLC, FRN, 3.7884%, 2025(i)	20,061,120	3,265,252

First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029(a)	3,028,000	3,284,350

GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	4,140,000	4,153,152

GMAC Commercial Mortgage Securities, Inc., FRN, 7.6613%, 2034(a)	3,065,000	3,320,223

Greenwich Capital Commercial Funding Corp., 4.305%, 2042	3,544,438	3,446,401

Holmes Financing PLC, FRN, 5.32%, 2040	771,000	772,157

IKON Receivables Funding LLC, 3.27%, 2011	4,670,000	4,614,049

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.345%, 2042(a)	4,734,928	4,542,100

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3645%, 2043	7,331,619	7,347,524

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	5,520,000	5,422,536

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1597%, 2030(i)	43,447,967	1,125,867

Morgan Stanley Capital I, Inc., 6.86%, 2010	6,477,000	6,564,086

Morgan Stanley Capital I, Inc., 7.3%, 2030(a)	5,033,000	5,202,887

Morgan Stanley Capital I, Inc., 5.72%, 2032	6,145,781	6,248,908

Morgan Stanley Capital I, Inc., FRN, 0.731%, 2030(a)(i)	138,492,745	2,386,175

Mortgage Capital Funding, Inc., FRN, 0.7801%, 2031(i)	56,443,495	803,129

Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	4,166,584	4,125,002

Prudential Securities Secured Financing Corp., FRN, 7.4486%, 2013(a)	3,468,000	3,724,567

Spirit Master Funding LLC, 5.05%, 2023(a)	3,034,358	2,945,779

TIAA Real Estate CDO Ltd., 7.17%, 2032(a)	2,317,318	2,368,479

Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,448,527	3,342,074

Wachovia Bank Commercial Mortgage Trust, FRN, 5.1949%, 2044	2,387,000	2,375,294

		1

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Asset Backed & Securitized – continued

Wachovia Bank Commercial Mortgage Trust, FRN, 5.3164%, 2044	$3,900,000	$3,910,381

		$150,419,954

Automotive – 3.8%

Ford Motor Co., 7.45%, 2031	$9,933,000	$7,325,588

Ford Motor Credit Co., 6.5%, 2007	10,345,000	10,233,719

Ford Motor Credit Co., 5.8%, 2009	5,595,000	5,076,388

General Motors Acceptance Corp., 5.85%, 2009	4,197,000	3,953,028

General Motors Acceptance Corp., 5.625%, 2009	9,058,000	8,486,775

General Motors Acceptance Corp., 7.25%, 2011	4,461,000	4,303,982

Johnson Controls, Inc., 5.5%, 2016	6,390,000	6,317,633

Lear Corp., 8.11%, 2009	2,869,000	2,639,480

TRW Automotive, Inc., 9.375%, 2013	3,004,000	3,266,850

		$51,603,443

Banks & Credit Companies – 11.7%

Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$4,214,000	$5,651,265

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)	4,158,000	4,126,815

Bank of America Corp., 7.4%, 2011	8,135,000	8,921,890

Barclays Bank PLC, 8.55% to 2011, FRN to 2049(a)	10,798,000	12,359,693

BBVA Bancomer Capital Trust I, 10.5%, 2011(a)	5,758,000	5,786,790

BNP Paribas, 5.186% to 2015, FRN to 2049(a)	7,063,000	6,786,703

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)	6,696,000	6,506,557

Citigroup, Inc., 5%, 2014	5,712,000	5,581,012

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	8,611,000	8,514,169

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(a)	7,199,000	7,367,284

Kazkommerts International B.V., 8.5%, 2013	4,196,000	4,542,170

Mizuho Financial Group, Inc., 5.79%, 2014(a)	5,310,000	5,438,194

Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)	9,752,000	10,447,142

Nordea Bank AB, 5.424% to 2015, FRN to 2049(a)	4,178,000	4,102,370

Popular North America, Inc., 4.25%, 2008	3,595,000	3,521,288

RBS Capital Trust II, 6.425% to 2034, FRN to 2049	6,325,000	6,575,982

Resona Bank Ltd., 5.85% to 2016, FRN to 2049(a)	6,312,000	6,274,191

Royal Bank of Scotland Group PLC, 9.118%, 2049	2,152,000	2,450,997

Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)	12,502,000	12,961,524

Turanalem Finance B.V., 8%, 2014(a)	3,542,000	3,665,970

UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,700,021

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)	5,204,000	5,990,886

Wachovia Corp., 4.875%, 2014	3,896,000	3,773,884

Wachovia Corp., 6.605%, 2025	7,936,000	8,639,518

Wells Fargo National Bank, 4.75%, 2015	3,642,000	3,509,530

		$160,195,845

Broadcast & Cable TV – 2.8%

Cox Communications, Inc., 4.625%, 2013	$6,087,000	$5,637,012

CSC Holdings, Inc., 7.875%, 2007	5,875,000	5,963,125

Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,095,260

TCI Communications Financing III, 9.65%, 2027	16,336,000	17,611,629

TCI Communications, Inc., 9.8%, 2012	3,539,000	4,227,403

Time Warner Entertainment Co. LP, 8.375%, 2033	2,271,000	2,685,358

		$38,219,787

Brokerage & Asset Managers – 1.5%

AMVESCAP PLC, 4.5%, 2009	$4,186,000	$4,088,843

Lehman Brothers Holdings, Inc., 8.25%, 2007	8,405,000	8,755,522

		2

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Brokerage & Asset Managers – continued

Morgan Stanley Dean Witter, Inc., 6.6%, 2012	$7,094,000	$7,558,785

		$20,403,150

Building – 0.8%

American Standard Cos., Inc., 7.375%, 2008	$6,465,000	$6,712,015

CRH America, Inc., 6.95%, 2012	4,195,000	4,519,710

		$11,231,725

Business Services – 0.2%

Xerox Corp., 7.625%, 2013	$1,970,000	$2,093,125

Chemicals – 0.5%

BCP Crystal Holdings Corp., 9.625%, 2014	$2,831,000	$3,142,410

Dow Chemical Co., 5.75%, 2008	3,106,000	3,173,065

		$6,315,475

Conglomerates – 0.5%

Kennametal, Inc., 7.2%, 2012	$4,801,000	$5,190,899

Tyco International Group S.A., 6.75%, 2011	1,717,000	1,821,680

		$7,012,579

Construction – 0.9%

Beazer Homes USA, Inc., 6.875%, 2015	$8,620,000	$8,404,500

Pulte Homes Inc., 5.2%, 2015	4,308,000	4,042,110

		$12,446,610

Consumer Goods & Services – 0.3%

Fortune Brands, Inc., 5.125%, 2011	$3,626,000	$3,604,766

Containers – 0.4%

Owens-Brockway Glass Container, Inc., 8.25%, 2013	$4,625,000	$4,867,813

Defense Electronics – 1.8%

BAE Systems Holdings, Inc., 4.75%, 2010(a)	$2,339,000	$2,288,620

BAE Systems Holdings, Inc., 6.4%, 2011(a)	6,654,000	6,999,662

Litton Industries, Inc., 8%, 2009	8,035,000	8,792,861

Raytheon Co., 8.3%, 2010	5,900,000	6,574,641

		$24,655,784

Emerging Market Quasi-Sovereign – 0.6%

Export-Import Bank of Korea, 5.25%, 2014(a)	$3,528,000	$3,509,958

Pemex Finance Ltd., 9.69%, 2009	2,626,500	2,830,684

Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,996,500

		$8,337,142

Emerging Market Sovereign – 0.5%

Federal Republic of Brazil, 8%, 2018	$2,488,000	$2,720,628

Republic of Panama, 9.375%, 2029	1,842,000	2,385,390

Republic of Panama, 6.7%, 2036	380,000	377,720

United Mexican States, 8.3%, 2031	688,000	866,880

		$6,350,618

Energy - Independent – 1.6%

Chesapeake Energy Corp., 6.375%, 2015	$10,160,000	$10,134,600

Ocean Energy, Inc., 7.25%, 2011	8,687,000	9,534,651

Pioneer Natural Resource Co., 6.5%, 2008	2,560,000	2,605,069

		$22,274,320

Energy - Integrated – 0.4%

Amerada Hess Corp., 7.3%, 2031	$4,926,000	$5,728,549

		3

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Entertainment – 1.1%

Time Warner, Inc., 9.125%, 2013	$6,649,000	$7,836,472

Walt Disney Co., 6.75%, 2006	3,726,000	3,737,782

Walt Disney Co., 6.375%, 2012	3,973,000	4,193,847

		$15,768,101

Financial Institutions – 1.6%

Capital One Bank, 4.25%, 2008	$3,474,000	$3,390,409

General Electric Capital Corp., 8.7%, 2007	1,244,000	1,290,490

HSBC Finance Corp., 5.25%, 2011	5,593,000	5,594,868

HSBC Finance Corp., 6.75%, 2011	2,384,000	2,544,188

HSBC Finance Corp., 5.5%, 2016	8,598,000	8,592,497

		$21,412,452

Forest & Paper Products – 0.5%

MeadWestvaco Corp., 6.8%, 2032	$3,121,000	$3,087,221

Stone Container Corp., 7.375%, 2014	4,300,000	3,837,750

		$6,924,971

Gaming & Lodging – 1.1%

Harrah's Operating Co., Inc., 7.125%, 2007	$6,189,000	$6,331,186

Harrah's Operating Co., Inc., 5.625%, 2015	4,331,000	4,233,964

Royal Caribbean Cruises Ltd., 8%, 2010	4,190,000	4,557,111

		$15,122,261

Insurance – 1.8%

American International Group, Inc., 4.25%, 2013	$5,830,000	$5,480,970

ING Groep N.V., 5.775% to 2015, FRN to 2049	5,646,000	5,673,558

Prudential Insurance Co., 7.65%, 2007(a)	4,623,000	4,789,724

UnumProvident Corp., 7.625%, 2011	7,758,000	8,364,070

UnumProvident Corp., 6.85%, 2015(a)	773,000	806,525

		$25,114,847

Insurance - Property & Casualty – 1.4%

ACE INA Holdings, Inc., 5.875%, 2014	$5,313,000	$5,453,412

AXIS Capital Holdings Ltd., 5.75%, 2014	5,600,000	5,569,284

Fund American Cos., Inc., 5.875%, 2013	6,104,000	6,107,717

St. Paul Travelers Cos., Inc., 5.5%, 2015	1,829,000	1,831,829

		$18,962,242

Machinery & Tools – 0.3%

Ingersoll Rand Co., 6.25%, 2006	$4,675,000	$4,693,485

Medical & Health Technology & Services – 1.5%

AmerisourceBergen Corp., 5.875%, 2015(a)	$6,845,000	$6,930,563

Cardinal Health, Inc., 5.85%, 2017	6,898,000	6,985,798

HCA, Inc., 8.75%, 2010	4,117,000	4,539,170

HCA, Inc., 7.875%, 2011	2,545,000	2,724,130

		$21,179,661

Metals & Mining – 0.5%

Corporacion Nacional del Cobre de Chile, 6.375%, 2012(a)	$2,308,000	$2,453,896

Peabody Energy Corp., 5.875%, 2016	5,160,000	5,056,800

		$7,510,696

Mortgage Backed – 10.2%

Fannie Mae, 6%, 2012 – 2035	$21,048,004	$21,347,919

Fannie Mae, 5.5%, 2017 – 2035	49,666,998	49,628,458

Fannie Mae, 4.5%, 2018	12,877,749	12,536,174

Fannie Mae, 7.5%, 2030 - 2031	3,512,641	3,679,131

		4

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Mortgage Backed – continued

Fannie Mae, 6.5%, 2032	$8,389,860	$8,617,508

Freddie Mac, 6%, 2034	2,845,206	2,876,753

Freddie Mac, 5.5%, 2035	13,854,366	13,719,221

Freddie Mac, 5%, 2035	27,182,369	26,254,355

Ginnie Mae, 6.5%, 2028	428,664	449,197

		$139,108,716

Municipals – 1.0%

Corpus Christi, TX, Refunding General Improvement, FSA, 5%, 2015	$3,885,000	$4,202,793

Metropolitan Transportation Authority, NY, Rev. Refunding Transportation, "E", MBIA,
5.5%, 2015	4,405,000	4,981,042

Pima County, AZ, FSA, 5%, 2015	3,565,000	3,871,305

		$13,055,140

Natural Gas - Pipeline – 2.5%

CenterPoint Energy Resources Corp., 7.875%, 2013	$8,438,000	$9,583,939

Enterprise Products Operating LP, 5.6%, 2014	8,000,000	7,955,784

Kinder Morgan Energy Partners LP, 7.4%, 2031	6,187,000	7,039,160

Kinder Morgan, Inc., 6.8%, 2008	3,345,000	3,447,079

Magellan Midstream Partners LP, 5.65%, 2016	2,059,000	2,053,902

Williams Cos., Inc., 7.125%, 2011	4,311,000	4,494,218

		$34,574,082

Network & Telecom – 4.4%

AT&T, Inc., 5.1%, 2014	$8,569,000	$8,307,748

Citizens Communications Co., 9.25%, 2011	4,050,000	4,455,000

Citizens Communications Co., 9%, 2031	2,937,000	3,025,110

Deutsche Telekom International Finance B.V., 8%, 2010	11,689,000	12,954,673

Telecom Italia Capital, 6%, 2034	5,886,000	5,573,583

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	3,188,000	3,200,095

Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009	2,346,000	2,428,110

Telefonica Europe B.V., 7.75%, 2010	2,408,000	2,630,957

TELUS Corp., 8%, 2011	4,820,000	5,384,957

Verizon New York, Inc., 6.875%, 2012	3,786,000	3,968,201

Verizon New York, Inc., 7.375%, 2032	8,539,000	8,934,415

		$60,862,849

Oil Services – 0.3%

Halliburton Co., 5.5%, 2010	$3,395,000	$3,452,257

Oils – 0.8%

Premcor Refining Group, Inc., 7.5%, 2015	$10,500,000	$11,183,309

Pharmaceuticals – 0.7%

Teva Pharmaceutical Finance LLC, 5.55%, 2016	$4,580,000	$4,569,910

Wyeth, 5.25%, 2013	5,206,000	5,239,136

		$9,809,046

Precious Metals & Minerals – 0.2%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$2,145,000	$2,174,494

Printing & Publishing – 0.3%

Dex Media West LLC, 9.875%, 2013	$3,975,000	$4,387,406

Railroad & Shipping – 0.9%

CSX Corp., 6.3%, 2012	$4,932,000	$5,185,505

TFM S.A. de C.V., 9.375%, 2012	6,032,000	6,635,200

		$11,820,705

		5

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Real Estate – 2.7%

EOP Operating LP, 8.375%, 2006	$4,920,000	$4,939,744

EOP Operating LP, 6.8%, 2009	4,476,000	4,659,999

EOP Operating LP, 4.75%, 2014	6,881,000	6,477,560

HRPT Properties Trust, 6.25%, 2016	3,349,000	3,445,806

Simon Property Group LP, 6.35%, 2012	4,283,000	4,486,310

Simon Property Group LP, 5.75%, 2015(a)	6,800,000	6,857,548

Vornado Realty Trust, 5.625%, 2007	6,252,000	6,271,931

		$37,138,898

Restaurants – 0.2%

YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$3,297,150

Retailers – 1.1%

Couche-Tard, Inc., 7.5%, 2013	$4,200,000	$4,357,500

Dollar General Corp., 8.625%, 2010	4,765,000	5,193,850

Limited Brands, Inc., 5.25%, 2014	5,894,000	5,527,358

		$15,078,708

Supermarkets – 0.9%

Kroger Co., 7.8%, 2007	$5,052,000	$5,232,018

Safeway, Inc., 4.95%, 2010	3,689,000	3,593,134

Safeway, Inc., 6.5%, 2011	3,448,000	3,572,425

		$12,397,577

Supranational – 0.2%

Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,963,027

Telecommunications - Wireless – 1.2%

America Movil S.A. de C.V., 6.375%, 2035	$3,431,000	$3,301,538

Mobile TeleSystems OJSC, 9.75%, 2008(a)	3,758,000	3,988,178

Nextel Communications, Inc., 5.95%, 2014	5,345,000	5,382,928

Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,505,613

		$16,178,257

Tobacco – 1.0%

Altria Group, Inc., 7%, 2013	$5,021,000	$5,456,702

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	7,722,000	7,915,050

		$13,371,752

Transportation - Services – 0.5%

FedEx Corp., 9.65%, 2012	$5,930,000	$7,289,488

U.S. Government Agencies – 3.9%

Small Business Administration, 4.93%, 2024	$7,327,482	$7,257,065

Small Business Administration, 4.34%, 2024	6,192,052	5,919,808

Small Business Administration, 4.99%, 2024	6,696,458	6,649,305

Small Business Administration, 4.86%, 2025	4,028,783	3,963,740

Small Business Administration, 4.625%, 2025	6,935,079	6,726,269

Small Business Administration, 5.11%, 2025	14,717,632	14,690,096

Small Business Administration, 4.57%, 2025	8,450,800	8,148,587

		$53,354,870

U.S. Treasury Obligations – 6.4%

U.S. Treasury Bonds, 6.25%, 2023	$20,663,000	$24,324,236

U.S. Treasury Bonds, 5.375%, 2031	9,367,000	10,311,746

U.S. Treasury Notes, 4.375%, 2007	13,476,000	13,443,887

U.S. Treasury Notes, 4.25%, 2015	12,987,000	12,691,754

U.S. Treasury Notes, 9.875%, 2015	2,336,000	3,307,356

U.S. Treasury Notes, TIPS, 3%, 2012	14,766,763	15,723,723

		6

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

U.S. Treasury Obligations – continued

U.S. Treasury Notes, TIPS, 2%, 2014	$7,298,047	$7,310,877

		$87,113,579

Utilities - Electric Power – 6.5%

Beaver Valley Funding Corp., 9%, 2017	$9,886,000	$11,424,459

Dominion Resources, Inc., 5.95%, 2035	5,155,000	4,957,069

DPL, Inc., 6.875%, 2011	3,644,000	3,880,860

DTE Energy Co., 7.05%, 2011	3,922,000	4,207,647

Duke Capital Corp., 8%, 2019	5,750,000	6,823,295

Enersis S.A., 7.375%, 2014	4,189,000	4,467,313

Exelon Generation Co. LLC, 6.95%, 2011	7,785,000	8,353,523

FirstEnergy Corp., 6.45%, 2011	7,334,000	7,709,934

Midland Funding II, 13.25%, 2006	682,943	703,455

NiSource Finance Corp., 7.875%, 2010	3,010,000	3,324,202

Northeast Utilities, 8.58%, 2006	905,400	915,803

NorthWestern Corp., 5.875%, 2014	200,000	198,578

NRG Energy, Inc., 7.375%, 2016	6,825,000	6,944,438

Progress Energy, Inc., 5.625%, 2016	2,828,000	2,801,606

PSEG Power LLC, 7.75%, 2011	2,502,000	2,764,715

PSEG Power LLC, 8.625%, 2031	1,718,000	2,235,841

System Energy Resources, Inc., 5.129%, 2014(a)	3,533,658	3,394,360

TXU Corp., 5.55%, 2014	2,585,000	2,427,422

TXU Energy Co., 7%, 2013	5,305,000	5,614,757

Waterford 3 Funding Corp., 8.09%, 2017	6,180,824	6,519,098

		$89,668,375

Total Bonds		$1,330,692,971

Short-Term Obligation – 2.0%

Sheffield Receivables Corp., 4.48%, due 2/01/06(t)(y)	$27,091,000	$27,091,000

Total Investments		$1,357,783,971

Other Assets, Less Liabilities – 0.8%		10,996,351

Net Assets – 100.0%		$1,368,780,322

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
1933.
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(d) Non-income producing security - in default.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

	Acquisition Date	Acquisition Cost	Current Market Value	Total % of Net Assets
Restricted Security

Airplane Pass-Through Trust, “D”, 10.875%, 2019	3/13/96	$1,481,550	$0	0.0%
Total Restricted Securities			$0	0.0%

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
FSA	Financial Security Assistance, Inc.
MBIA	MBIA Insurance Corp.
TIPS	Treasury Inflation Protected Security
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

MFS Bond Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,364,505,768
Gross unrealized appreciation	$18,988,568
Gross unrealized depreciation	(25,710,365)
Net unrealized appreciation (depreciation)	$(6,721,797)

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Credit Default Swaps

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

3/20/11	$ 6,894,000	Agreement between the fund and Merrill	$2,084
		Lynch Capital Services to exchange the
		credit risk of Kohls Corp. As a buyer of
		protection, the fund agrees to pay Merrill
		Lynch quarterly at a fixed annual rate of
		0.42% of the notional amount of $6,894,000
		until maturity on March 20, 2011. If Kohls
		Corp. experiences one of the following credit
		events: bankruptcy, failure to pay, or a
		restructuring, the fund would then purchase
		$6,894,000 par of Kohls bonds at the post
		credit event market price, and then deliver
		those bonds to Merrill Lynch, who in turn
		would deliver $6,894,000 in cash to the fund.
At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.
MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
				8

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Limited Maturity Fund

MFS
INVESTMENT MANAGEMENT®

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 97.6%

Advertising & Broadcasting – 0.9%

Clear Channel Communications, Inc., 4.625%, 2008	$4,060,000	$3,999,664

Liberty Media Corp., FRN, 5.9913%, 2006	1,977,000	1,987,241

		$5,986,905

Airlines – 0.2%

American Airlines Corp., 3.857%, 2012	$1,141,010	$1,095,571

Alcoholic Beverages – 0.7%

Miller Brewing Co., 4.25%, 2008(a)	$5,325,000	$5,213,186

Asset Backed & Securitized – 23.3%

Accredited Mortgage Loan Trust, FRN, 4.74%, 2035	$4,995,000	$4,996,743

Ameriquest Mortgage Securities, Inc., FRN, 4.83%, 2034	760,530	760,845

Bayview Commercial Asset Trust, FRN, 4.84%, 2035(a)	3,235,834	3,237,481

Bayview Financial Acquisition Trust, FRN, 5.483%, 2045	2,325,000	2,324,971

Brascan Real Estate, FRN, 6.201%, 2040(a)	1,526,000	1,507,383

Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011(a)	1,908,941	1,906,555

Capital One Auto Finance Trust, 4.79%, 2009	1,894,042	1,889,735

Capital One Auto Finance Trust, 2.47%, 2010	6,610,000	6,493,544

Centex Home Equity Loan Trust, FRN, 3.9%, 2024	1,215,000	1,201,043

Chalet Finance 1 PLC, FRN, 4.81%, 2013	4,800,000	4,804,939

Chase Commercial Mortgage Securities Corp., 7.37%, 2029	978,601	989,648

Circuit City Credit Card Master Trust, FRN, 4.9%, 2011	2,530,000	2,531,581

Citibank Credit Card Issuance Trust, 6.65%, 2008	3,375,000	3,390,130

Commercial Mortgage Asset Trust, FRN, 0.8874%, 2032(a)(i)	30,197,975	1,352,259

Commercial Mortgage Pass-Through Certificate, FRN, 4.66%, 2017(a)	3,400,000	3,399,497

Continental Airlines, Inc., FRN, 4.79%, 2013	1,609,875	1,614,084

Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	2,266,000	2,232,710

CPS Auto Receivables Trust, 3.5%, 2009(a)	208,544	206,882

CPS Auto Receivables Trust, 3.52%, 2009(a)	147,703	146,780

CPS Auto Receivables Trust, 2.89%, 2009(a)	596,313	582,151

Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035	4,216,085	4,204,887

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	3,491,109	3,565,883

Drive Auto Receivables Trust, 2.77%, 2008(a)	2,880,345	2,876,409

Drivetime Auto Owner Trust, FRN, 1.918%, 2008(a)	2,085,852	2,065,319

E*TRADE RV & Marine Trust, 3.62%, 2018	3,411,000	3,270,120

Falcon Franchise Loan LLC, 7.382%, 2010(a)	1,028,131	1,065,400

First Auto Receivables Group Trust, 2.436%, 2007(a)	846,699	844,046

Gramercy Real Estate CDO Ltd., FRN, 4.9423%, 2035	2,177,207	2,179,166

Holmes Financing PLC, FRN, 5.32%, 2040	2,600,000	2,603,900

Household Automotive Trust, 3.44%, 2009	3,293,062	3,264,015

IKON Receivables Funding LLC, 2.33%, 2007	153,857	153,492

IKON Receivables Funding LLC, 3.27%, 2011	500,000	494,010

IMPAC CMB Trust, FRN, 5.17%, 2033	964,705	965,064

IMPAC CMB Trust, FRN, 4.9%, 2034	2,133,926	2,137,029

IMPAC CMB Trust, FRN, 4.99%, 2034	2,246,238	2,251,383

Interstar Millennium Trust, FRN, 4.6888%, 2036	2,670,250	2,675,626

J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,504,086	3,457,315

J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031	72,397	72,471

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 6.48%, 2030	3,172,191	3,233,841

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4943%, 2035(i)	68,125,039	1,236,946

Long Beach Auto Receivables Trust, FRN, 2.841%, 2010	3,367,000	3,288,345

Medallion Trust, FRN, 4.7985%, 2031	307,060	306,704

Merrill Lynch Mortgage Investors, Inc., FRN, 7.0762%, 2030	2,180,000	2,244,807

Morgan Stanley ABS Capital I, FRN, 4.74%, 2035	2,950,133	2,952,426

		1

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Asset Backed & Securitized – continued

Morgan Stanley Capital I, Inc., 6.48%, 2030	$2,000,000	$2,043,319

Morgan Stanley Capital I, Inc., FRN, 1.037%, 2031(a)(i)	35,322,148	874,930

Mortgage Capital Funding, Inc., FRN, 0.7852%, 2031(i)	27,177,256	386,702

Nationslink Funding Corp., 6.476%, 2030	2,077,163	2,133,219

Nationslink Funding Corp., FRN, 0.7183%, 2030(i)	30,584,564	520,595

New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,600,000	2,550,161

Nomura Asset Acceptance Corp., FRN, 3.958%, 2034	1,809,221	1,798,702

Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	1,492,757	1,477,860

NovaStar Mortgage Funding Trust, FRN, 4.82%, 2034	1,903,706	1,904,829

Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	5,096,147	5,096,147

People's Choice Home Loan Securities Trust, FRN, 4.8%, 2035	7,100,000	7,109,164

Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,975,957	2,935,773

Providian Gateway Master Trust, FRN, 4.77%, 2010(a)	4,250,000	4,262,618

Putnam Structured Product Funding, FRN, 4.92%, 2008(a)	2,572,881	2,572,881

Residential Asset Mortgage Products, Inc., FRN, 4.74%, 2035	7,773,377	7,778,970

RMAC PLC, FRN, 4.83%, 2035(a)	2,655,238	2,654,919

RMAC PLC, FRN, 4.68%, 2036(a)	1,260,000	1,259,409

Structured Asset Securities Corp., FRN, 4.78%, 2034	789,974	790,328

Structured Asset Securities Corp., FRN, 4.67%, 2035	2,054,991	2,032,236

Structured Asset Securities Corp., FRN, 4.77%, 2035(a)	4,543,641	4,544,144

Superannuation Members Home Loans Global Trust, FRN, 4.77%, 2029	1,469,141	1,468,925

Thornburg Mortgage Securities Trust, FRN, 4.87%, 2043	2,118,271	2,130,584

TIAA Real Estate CDO Ltd., 7.17%, 2032(a)	2,290,522	2,341,091

Triad Auto Receivables Trust, 2.48%, 2008	241,571	240,543

Triad Auto Receivables Trust, 3.24%, 2009	2,785,709	2,759,168

Triad Auto Receivables Trust, FRN, 4.8%, 2009	2,404,700	2,405,586

Washington Mutual, Inc., FRN, 3.177%, 2033	1,759,881	1,737,540

		$164,787,908

Automotive – 2.4%

DaimlerChrysler North America Holdings, FRN, 4.78%, 2008	$1,700,000	$1,705,625

DaimlerChrysler Services North America LLC, 4.75%, 2008	2,050,000	2,028,026

Ford Motor Credit Co., 5.8%, 2009	3,785,000	3,434,161

General Motors Acceptance Corp., 6.125%, 2006	1,810,000	1,790,803

General Motors Acceptance Corp., 5.625%, 2009	3,360,000	3,148,108

Johnson Controls, Inc., 5.25%, 2011	5,050,000	5,034,668

		$17,141,391

Banks & Credit Companies – 10.8%

BANK ONE Corp., 7.875%, 2010	$5,066,000	$5,611,466

BBVA Bancomer Capital Trust I, 10.5%, 2011(a)	1,863,000	1,872,315

Bosphorus Financial Services Ltd., FRN, 6.14%, 2012(a)	1,700,000	1,708,745

Commercial Credit Co., 6.25%, 2008	2,500,000	2,562,178

Credit Suisse First Boston (USA), Inc., 4.7%, 2009	7,200,000	7,121,081

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	3,100,000	3,065,141

DEPFA Bank PLC, 3.625%, 2008	6,100,000	5,914,682

Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)	5,324,000	5,703,505

National Westminster Bank PLC, 7.75% to 2007, FRN to 2049	1,110,000	1,155,072

NationsBank Corp., 7.5%, 2006	3,920,000	3,981,724

Popular North America, Inc., 6.125%, 2006	2,620,000	2,636,443

Popular North America, Inc., 3.875%, 2008	3,000,000	2,892,618

Popular North America, Inc., 4.7%, 2009	3,300,000	3,236,082

Royal Bank of Scotland Group PLC, 9.118%, 2049	3,157,000	3,595,630

Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)	7,367,000	7,637,781

Spintab AB, 7.5% to 2006, FRN to 2049	1,125,000	1,140,904

		2

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Banks & Credit Companies – continued

Spintab AB, 7.5% to 2006, FRN to 2049(a)	$1,150,000	$1,166,258

Turanalem Finance B.V., 10%, 2007	2,725,000	2,881,688

VTB Capital, FRN, 5.25%, 2007(a)	2,001,000	2,001,000

Wachovia Capital Trust III, FRN, 5.8%, 2049	2,820,000	2,828,714

Wachovia Corp., 6.4%, 2008	4,300,000	4,430,398

Wachovia Corp., 6.3%, 2028	2,770,000	2,853,371

		$75,996,796

Broadcast & Cable TV – 1.4%

Comcast Corp., 5.45%, 2010	$3,100,000	$3,108,252

Cox Communications, Inc., 4.625%, 2010	3,820,000	3,689,073

Time Warner Entertainment Co. LP, 7.25%, 2008	3,100,000	3,239,361

		$10,036,686

Brokerage & Asset Managers – 2.8%

AMVESCAP PLC, 4.5%, 2009	$3,208,000	$3,133,542

Goldman Sachs Group, Inc., 7.35%, 2009	3,900,000	4,184,372

Goldman Sachs Group, Inc., 5%, 2011	870,000	864,034

Lehman Brothers Holdings E-Capital, FRN, 5.15%, 2065(a)	2,524,000	2,530,792

Lehman Brothers Holdings, Inc., 3.95%, 2009	5,000,000	4,790,410

Merrill Lynch & Co., Inc., 4.25%, 2010	4,600,000	4,456,020

		$19,959,170

Building – 0.5%

Hanson PLC, 7.875%, 2010	$3,480,000	$3,825,310

Chemicals – 0.7%

Chevron Phillips Chemical Co. LLC, 5.375%, 2007	$5,005,000	$5,007,953

Conglomerates – 0.5%

Tyco International Group S.A., 5.8%, 2006	$3,321,000	$3,332,198

Consumer Goods & Services – 0.9%

Cendant Corp., 6.875%, 2006	$2,700,000	$2,723,147

Fortune Brands, Inc., 5.125%, 2011	3,272,000	3,252,839

		$5,975,986

Defense Electronics – 0.5%

BAE Systems Holdings, Inc., 4.75%, 2010(a)	$3,932,000	$3,847,309

Emerging Market Quasi-Sovereign – 0.6%

Export-Import Banks of Korea, 4.125%, 2009(a)	$2,300,000	$2,239,579

Gazprom, 9.125%, 2007	1,800,000	1,876,500

		$4,116,079

Energy - Independent – 0.5%

Ocean Energy, Inc., 4.375%, 2007	$1,155,000	$1,140,348

Pioneer Natural Resource Co., 6.5%, 2008	2,000,000	2,035,210

		$3,175,558

Entertainment – 0.4%

Walt Disney Co., 6.75%, 2006	$2,950,000	$2,959,328

Financial Institutions – 2.8%

Capital One Bank, 4.25%, 2008	$3,091,000	$3,016,624

Countrywide Home Loans, Inc., 5.5%, 2007	660,000	662,212

Countrywide Home Loans, Inc., 4.125%, 2009	4,400,000	4,234,102

Household Finance Corp., 4.75%, 2009	9,500,000	9,397,904

International Lease Finance Corp., 5%, 2010	2,341,000	2,321,703

		$19,632,545

		3

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Food & Non-Alcoholic Beverages – 1.2%

Cadbury Schweppes PLC, 3.875%, 2008(a)	$5,180,000	$5,018,255

Kraft Foods, Inc., 4%, 2008	3,600,000	3,498,642

		$8,516,897

Gaming & Lodging – 0.4%

Carnival Corp., 3.75%, 2007	$2,600,000	$2,541,544

Industrial – 0.4%

Steelcase, Inc., 6.375%, 2006	$3,090,000	$3,089,054

Insurance – 1.7%

ASIF Global Financing XVIII, 3.85%, 2007(a)	$2,500,000	$2,449,515

Hartford Financial Services Group, Inc., 4.7%, 2007	1,750,000	1,736,924

John Hancock Global Funding II, 3.5%, 2009(a)	4,530,000	4,339,745

Prudential Insurance Co., 7.65%, 2007(a)	3,380,000	3,501,896

		$12,028,080

Insurance - Property & Casualty – 1.4%

AIG SunAmerica Global Financing IV, 5.85%, 2006(a)	$2,615,000	$2,615,000

AIG SunAmerica Global Financing IX, 5.1%, 2007(a)	2,305,000	2,306,641

Safeco Corp., 4.2%, 2008	5,040,000	4,953,090

		$9,874,731

International Market Quasi-Sovereign – 3.4%

KfW Bankengruppe, 2.375%, 2006	$4,580,000	$4,505,511

KfW Bankengruppe, 3.25%, 2007	6,400,000	6,259,206

KFW International Finance, Inc., 4.75%, 2007	2,000,000	1,993,878

Landesbank Baden-Wurttemberg, 5.125%, 2007	1,000,000	1,002,380

Landwirtschaftliche Rentenbank, 4.5%, 2006	1,000,000	997,598

Province of Manitoba, 4.25%, 2006	5,020,000	4,996,105

Province of Ontario, 6%, 2006	4,350,000	4,352,645

		$24,107,323

International Market Sovereign – 1.1%

Bayerische Landesbank Girozentrale, 3.2%, 2009	$8,000,000	$7,584,280

Machinery & Tools – 0.6%

Ingersoll Rand Co., 6.25%, 2006	$4,225,000	$4,241,706

Medical & Health Technology & Services – 0.1%

Baxter International, Inc., 9.5%, 2008	$900,000	$980,586

Mortgage Backed – 11.2%

Fannie Mae, 7%, 2015	$347,828	$359,266

Fannie Mae, 5.5%, 2016 - 2019	7,815,248	7,869,752

Fannie Mae, 6.5%, 2017	1,189,179	1,221,999

Fannie Mae, 6%, 2017	3,650,160	3,731,290

Fannie Mae, 5%, 2018	7,168,211	7,093,883

Fannie Mae, 4.5%, 2018	3,860,843	3,758,436

Freddie Mac, 6%, 2017	1,152,199	1,174,373

Freddie Mac, 5.5%, 2017 - 2025	16,374,565	16,440,621

Freddie Mac, 5%, 2018 - 2023	31,543,210	31,298,279

Freddie Mac, 3%, 2021	5,100,000	4,980,178

Freddie Mac, 3.108%, 2035	667,042	663,771

Ginnie Mae, 7.5%, 2007 - 2011	489,087	513,177

		$79,105,025

Natural Gas - Pipeline – 1.6%

Enterprise Products Partners LP, 4.95%, 2010	$3,800,000	$3,724,475

Kinder Morgan Energy Partners LP, 5.35%, 2007	4,380,000	4,382,041

		4

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Natural Gas - Pipeline – continued

Kinder Morgan Finance Corp., 5.35%, 2011(a)	$3,264,000	$3,256,320

		$11,362,836

Network & Telecom – 4.5%

France Telecom S.A., 7.2%, 2006	$5,141,000	$5,150,166

GTE Corp., 7.51%, 2009	2,200,000	2,314,303

SBC Communications, Inc., 4.125%, 2009	5,830,000	5,614,908

Telecom Italia Capital, 4%, 2008	4,100,000	3,968,927

Telecom Italia Capital, 4%, 2010	1,100,000	1,044,946

Telecom Italia Capital, 4.875%, 2010	2,227,000	2,173,501

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	4,020,000	4,035,252

Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009	2,850,000	2,949,750

Telefonica Europe B.V., 7.75%, 2010	2,500,000	2,727,018

TELUS Corp., 7.5%, 2007	2,000,000	2,058,642

		$32,037,413

Pollution Control – 0.2%

Waste Management, Inc., 7%, 2006	$1,501,000	$1,521,211

Printing & Publishing – 0.5%

Reed Elsevier Capital, Inc., 6.125%, 2006	$3,713,000	$3,732,965

Real Estate – 2.9%

EOP Operating LP, 8.375%, 2006	$3,445,000	$3,458,825

EOP Operating LP, 6.8%, 2009	3,290,000	3,425,245

EOP Operating LP, 4.65%, 2010	2,000,000	1,940,440

Kimco Realty Corp., 7.5%, 2006	2,900,000	2,953,926

Simon Property Group LP, 7.125%, 2009	1,900,000	1,995,847

Simon Property Group LP, 4.6%, 2010	2,258,000	2,200,859

Vornado Realty Trust, 5.625%, 2007	4,800,000	4,815,302

		$20,790,444

Retailers – 0.4%

May Department Stores Co., 5.95%, 2008	$2,937,000	$2,990,154

Supermarkets – 0.8%

Kroger Co., 7.8%, 2007	$3,110,000	$3,220,819

Safeway, Inc., 4.95%, 2010	984,000	958,429

Safeway, Inc., 6.5%, 2011	1,250,000	1,295,108

		$5,474,356

Supranational – 0.2%

Corporacion Andina de Fomento, 7.25%, 2007	$1,550,000	$1,582,665

Telecommunications - Wireless – 1.2%

AT&T Wireless Services, Inc., 7.35%, 2006	$2,162,000	$2,166,320

Sprint Capital Corp., 4.78%, 2006	6,200,000	6,191,816

		$8,358,136

Tobacco – 0.5%

Philip Morris Capital Corp., 7.5%, 2009	$3,040,000	$3,209,632

U.S. Government Agencies – 2.8%

Federal Home Loan Bank, 2.25%, 2006	$8,305,000	$8,248,127

Federal Home Loan Bank, 4.625%, 2008	5,200,000	5,185,372

Freddie Mac, 4.875%, 2007	4,100,000	4,100,754

Small Business Administration, 5.1%, 2016	2,320,000	2,329,184

		$19,863,437

		5

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

U.S. Treasury Obligations – 3.4%

U.S. Treasury Notes, 6.875%, 2006	$4,000,000	$4,025,936

U.S. Treasury Notes, 3%, 2006	5,983,000	5,896,994

U.S. Treasury Notes, 6.125%, 2007(f)	7,500,000	7,674,023

U.S. Treasury Notes, 2.625%, 2008	2,990,000	2,868,881

U.S. Treasury Notes, 4.375%, 2008	1,280,000	1,276,200

U.S. Treasury Notes, 3.5%, 2009	2,275,000	2,194,754

		$23,936,788

Utilities - Electric Power – 7.2%

Constellation Energy Group, Inc., 6.35%, 2007	$5,861,000	$5,940,229

DTE Energy Co., 6.45%, 2006	3,250,000	3,264,316

Empresa Nacional de Electricidad S.A., 8.5%, 2009	2,325,000	2,523,604

FirstEnergy Corp., 5.5%, 2006	3,285,000	3,293,988

FPL Group Capital, Inc., 3.25%, 2006	4,320,000	4,306,846

FPL Group Capital, Inc., 5.551%, 2008	3,927,900	3,955,776

MidAmerican Energy Holdings Co., 4.625%, 2007	4,140,000	4,100,500

MidAmerican Energy Holdings Co., 3.5%, 2008	1,076,000	1,035,736

Oncor Electric Delivery Co., 5%, 2007	3,826,000	3,814,503

Pacific Gas & Electric Co., 3.6%, 2009	2,585,000	2,472,426

Progress Energy, Inc., 6.05%, 2007	2,610,000	2,635,909

PSEG Power LLC, 6.875%, 2006	3,225,000	3,237,113

TXU Energy Co., 6.125%, 2008	1,425,000	1,444,505

Virginia Electric & Power Co., 5.375%, 2007	1,250,000	1,252,953

Virginia Electric & Power Co., 4.1%, 2008	4,100,000	3,976,721

Wisconsin Energy Corp., 5.875%, 2006	3,497,000	3,501,459

		$50,756,584

Total Bonds		$689,775,726

Short-Term Obligation – 2.4%

Sheffield Receivables Corp., 4.48%, due 2/01/06(y)(t)	$16,800,000	$16,800,000

Total Investments(k)		$706,575,726

Other Assets, Less Liabilities – 0%		(315,601)

Net Assets – 100.0%		$706,260,125

(k)	As of January 31, 2006, the fund had one security representing $2,572,881 and 0.4% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
The following abbreviation is used in the Portfolio of Investments and is defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

MFS Limited Maturity Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$727,740,487
Gross unrealized depreciation	$(21,438,797)
Gross unrealized appreciation	274,036
Net unrealized appreciation (depreciation)	$(21,164,761)

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments Futures Contracts

				Unrealized
			Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)

U.S. Treasury Bond (Short)	266	$ 28,125,344	Mar-06	$ 95,655
At January, 31, 2006, the fund had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.
MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
					7

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Intermediate Investment Grade Bond Fund

M F S
INVESTMENT MANAGEMENT®

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 97.1%

Advertising & Broadcasting – 0.7%

Clear Channel Communications, Inc., 4.625%, 2008	$1,030,000	$1,014,693

Liberty Media Corp., FRN, 5.9913%, 2006	659,000	662,414

News America, Inc., 4.75%, 2010	1,000,000	980,670

		$2,657,777

Airlines – 0.1%

American Airlines Corp., 3.857%, 2010	$316,947	$304,325

Continental Airlines, Inc., 6.545%, 2019	69,960	70,173

		$374,498

Alcoholic Beverages – 0.7%

Miller Brewing Co., 4.25%, 2008(a)	$2,750,000	$2,692,255

Asset Backed & Securitized – 20.7%

Accredited Mortgage Loan Trust, FRN, 4.74%, 2035	$1,759,000	$1,759,614

Aesop Funding II LLC, 2.78%, 2007(a)	1,200,000	1,183,752

AmeriCredit Automobile Receivables Trust, 3.67%, 2009	1,847,065	1,838,413

Banc of America Commercial Mortgage, Inc., FRN, 5.182%, 2047	1,400,000	1,396,898

Bayview Commercial Asset Trust, FRN, 4.84%, 2035(a)	1,655,407	1,656,249

Bayview Financial Acquisition Trust, FRN, 5.483%, 2045	1,668,000	1,667,979

Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	1,552,000	1,550,546

Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041	1,500,000	1,475,751

Brascan Real Estate, FRN, 6.201%, 2040(a)	418,000	412,900

Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011(a)	288,669	288,308

Capital One Auto Finance Trust, 4.79%, 2009	139,094	138,778

Capital One Auto Finance Trust, 2.47%, 2010	2,820,000	2,770,317

Capital One Auto Finance Trust, 3.18%, 2010	1,000,000	982,177

Centex Home Equity Loan Trust, 3.9%, 2024	276,000	272,830

Chase Commercial Mortgage Securities Corp., 7.37%, 2029	114,642	115,936

Citibank Credit Card Issuance Trust, 6.65%, 2008	500,000	502,242

Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2253%, 2044	1,810,000	1,809,939

Commercial Mortgage Acceptance Corp., 7.03%, 2031	1,070,000	1,124,440

Commercial Mortgage Asset Trust, FRN, 0.8872%, 2032(a)(i)	4,890,360	218,989

Commercial Mortgage Pass-Through Certificate, FRN, 4.66%, 2017(a)	1,500,000	1,499,778

Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	668,000	658,186

Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,107,000	1,106,308

CPS Auto Receivables Trust, 3.52%, 2009(a)	41,034	40,778

CPS Auto Receivables Trust, 2.89%, 2009(a)	73,018	71,284

Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035	2,768,871	2,761,517

CRIIMI MAE Commercial Mortgage Trust, 7%, 2033(a)	138,847	140,802

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	595,075	607,821

DLJ Commercial Mortgage Corp., 7.95%, 2010	1,000,000	1,107,070

Drive Auto Receivables Trust, 2.77%, 2008(a)	365,874	365,374

Drivetime Auto Owner Trust, FRN, 1.918%, 2008(a)	305,460	302,453

E*TRADE RV & Marine Trust, 3.62%, 2018	912,000	874,333

Falcon Franchise Loan LLC, 7.382%, 2010(a)	278,967	289,079

Falcon Franchise Loan LLC, FRN, 3.7836%, 2023(i)	1,080,346	175,843

First Auto Receivables Group Trust, 2.436%, 2007(a)	139,330	138,894

First Union National Bank Commercial Mortgage Trust, FRN, 0.9542%, 2043(a)(i)	7,916,594	314,402

Gramercy Real Estate CDO Ltd., FRN, 4.9423%, 2035	1,200,000	1,201,080

Holmes Financing PLC, FRN, 5.32%, 2040	470,000	470,705

Household Automotive Trust, 3.44%, 2009	299,369	296,729

IKON Receivables Funding LLC, 2.33%, 2007	84,278	84,079

IKON Receivables Funding LLC, 3.27%, 2011	135,000	133,383

IMPAC CMB Trust, FRN, 4.9%, 2034	1,123,119	1,124,752

		1

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Asset Backed & Securitized – continued

IMPAC CMB Trust, FRN, 4.99%, 2034	$561,559	$562,846

J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,155,343

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	1,731,853	1,687,870

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3646%, 2043	1,830,177	1,834,147

J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031	959	960

Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008	906,340	923,955

Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4927%, 2035(i)	6,623,193	120,257

Long Beach Auto Receivables Trust, FRN, 2.841%, 2010	796,000	777,405

Merrill Lynch Mortgage Investors, Inc., FRN, 7.073%, 2030	170,000	175,054

Morgan Stanley ABS Capital I, FRN, 4.74%, 2035	686,141	686,674

Morgan Stanley Capital I, Inc., 6.48%, 2030	500,000	510,830

Morgan Stanley Capital I, Inc., FRN, 1.021%, 2031(a)(i)	4,169,704	103,284

Mortgage Capital Funding, Inc., FRN, 0.7801%, 2031(i)	1,888,483	26,871

Multi-Family Capital Access One, Inc., 6.65%, 2024	560,060	576,504

Nationslink Funding Corp., 6.476%, 2030	441,949	453,876

New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,000,000	1,961,662

Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	1,100,000	1,089,022

NovaStar Mortgage Funding Trust, FRN, 4.82%, 2034	350,870	351,077

Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,588,328	2,588,328

People's Choice Home Loan Securities Trust, FRN, 4.8%, 2031	3,000,000	3,003,872

Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	1,051,457	1,037,259

Putnam Structured Product Funding, FRN, 4.92%, 2008(a)	419,492	419,492

Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034	2,100,000	2,046,990

Residential Asset Mortgage Products, Inc., FRN, 4.74%, 2035	2,621,286	2,623,172

Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	3,000,000	2,986,142

RMAC PLC, FRN, 4.68%, 2036(a)	420,000	419,803

SLM Student Loan Trust, 2.99%, 2022(a)	1,000,000	978,410

Structured Asset Securities Corp., FRN, 4.78%, 2034	220,368	220,467

Structured Asset Securities Corp., FRN, 4.67%, 2035	1,887,955	1,867,050

Structured Asset Securities Corp., FRN, 4.77%, 2035(a)	1,993,687	1,993,908

Superannuation Members Home Loans Global Trust, FRN, 4.77%, 2029	149,912	149,890

Thornburg Mortgage Securities Trust, FRN, 4.87%, 2043	173,629	174,638

TIAA Real Estate CDO Ltd., 7.17%, 2032(a)	350,553	358,292

Triad Auto Receivables Trust, 2.48%, 2008	360,554	359,019

Triad Auto Receivables Trust, 3.24%, 2009	322,334	319,263

Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	1,150,000	1,121,143

Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	1,150,000	1,132,847

Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,400,000	1,381,343

Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044	1,470,000	1,473,913

Washington Mutual, Inc., FRN, 3.177%, 2033	287,980	284,325

		$75,867,911

Automotive – 2.3%

DaimlerChrysler North America Holdings, FRN, 5.21%, 2008	$1,200,000	$1,203,971

DaimlerChrysler Services North America LLC, 4.75%, 2008	750,000	741,961

Ford Motor Credit Co., 5.8%, 2009	1,906,000	1,729,329

General Motors Acceptance Corp., 6.125%, 2006	600,000	593,636

General Motors Acceptance Corp., 5.625%, 2009	1,650,000	1,545,946

General Motors Corp., 7.2%, 2011	293,000	235,865

Johnson Controls, Inc., 5.25%, 2011	2,530,000	2,522,319

		$8,573,027

Banks & Credit Companies – 11.1%

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)	$750,000	$744,375

Bank of America Corp., 7.4%, 2011	1,250,000	1,370,911

		2

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Banks & Credit Companies – continued

BANK ONE Corp., 7.875%, 2010	$2,165,000	$2,398,110

Barclays Bank PLC, 8.55% to 2011, FRN to 2049(a)	1,170,000	1,339,215

BNP Paribas, 5.186% to 2015, FRN to 2049(a)	2,000,000	1,921,762

Bosphorus Financial Services Ltd., FRN, 6.55%, 2012(a)	600,000	603,086

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)	1,209,000	1,174,795

Citigroup, Inc., 5%, 2014	324,000	316,570

Commercial Credit Co., 6.25%, 2008	750,000	768,653

Credit Suisse First Boston (USA), Inc., 4.7%, 2009	1,460,000	1,443,997

Credit Suisse First Boston (USA), Inc., 4.875%, 2010	2,000,000	1,977,510

DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(a)	1,135,000	1,248,562

DEPFA Bank PLC, 3.625%, 2008	1,250,000	1,212,025

HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(a)	1,750,000	1,790,908

J.P. Morgan Chase & Co., 5.125%, 2014	1,500,000	1,470,774

Kazkommerts International B.V., 8.5%, 2013(a)	752,000	814,040

Mizuho Financial Group, Inc., 5.79%, 2014(a)	1,017,000	1,041,552

Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)	2,005,000	2,147,920

National Westminster Bank PLC, 7.75% to 2007, FRN to 2049	550,000	572,333

NationsBank Corp., 7.5%, 2006	125,000	126,968

Nordea Bank AB, 5.424% to 2015, FRN to 2049(a)	1,978,000	1,942,194

Popular North America, Inc., 6.125%, 2006	605,000	608,797

Popular North America, Inc., 3.875%, 2008	750,000	723,155

Popular North America, Inc., 4.7%, 2009	1,200,000	1,176,757

Resona Bank Ltd., 5.85% to 2016, FRN to 2049(a)	1,453,000	1,444,297

Royal Bank of Scotland Group PLC, 9.118%, 2049	1,510,000	1,719,798

Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)	1,844,000	1,911,778

Spintab AB, 7.5% to 2006, FRN to 2049	175,000	177,474

Spintab AB, 7.5% to 2006, FRN to 2049(a)	150,000	152,121

Turanalem Finance B.V., 10%, 2007	550,000	581,625

UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,060,233

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)	717,000	825,416

Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049	2,600,000	2,608,034

Wachovia Corp., 7.8%, 2010	250,000	277,021

Wachovia Corp., 6.3%, 2008	700,000	721,069

Wells Fargo & Co., 6.45%, 2011	200,000	212,489

		$40,626,324

Broadcast & Cable TV – 1.0%

Comcast Cable Communications, Inc., 6.75%, 2011	$4,000	$4,213

Comcast Corp., 5.85%, 2010	1,000,000	1,015,640

Comcast Corp., 5.45%, 2010	300,000	300,799

Cox Communications, Inc., 4.625%, 2010	900,000	869,153

Cox Communications, Inc., 4.625%, 2013	600,000	555,644

TCI Communications, Inc., 9.8%, 2012	150,000	179,178

Time Warner Entertainment Co. LP, 7.25%, 2008	750,000	783,716

		$3,708,343

Brokerage & Asset Managers – 3.0%

AMVESCAP PLC, 4.5%, 2009	$1,199,000	$1,171,171

Goldman Sachs Group, Inc., 5%, 2011	870,000	864,034

Goldman Sachs Group, Inc., 5.7%, 2012	1,650,000	1,681,124

Lehman Brothers Holdings E-Capital, FRN, 5.15%, 2065(a)	1,098,000	1,100,955

Lehman Brothers Holdings, Inc., 3.95%, 2009	2,300,000	2,203,589

Merrill Lynch & Co., Inc., 4.25%, 2010	1,600,000	1,549,920

Merrill Lynch & Co., Inc., 5.45%, 2014	1,500,000	1,509,030

		3

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Brokerage & Asset Managers – continued

Morgan Stanley Group, Inc., 4.75%, 2014	$1,000,000	$951,577

		$11,031,400

Building – 1.0%

CRH America, Inc., 6.95%, 2012	$1,250,000	$1,346,755

Hanson PLC, 7.875%, 2010	2,000,000	2,198,454

		$3,545,209

Chemicals – 1.3%

Chevron Phillips Chemical Co. LLC, 5.375%, 2007	$1,900,000	$1,901,121

Dow Chemical Co., 5.75%, 2008	350,000	357,557

Yara International A.S.A., 5.25%, 2014(a)	2,700,000	2,625,475

		$4,884,153

Conglomerates – 0.3%

Kennametal, Inc., 7.2%, 2012	$525,000	$567,636

Tyco International Group S.A., 5.8%, 2006	533,000	534,797

		$1,102,433

Consumer Goods & Services – 0.5%

Cendant Corp., 6.875%, 2006	$155,000	$156,329

Fortune Brands, Inc., 5.125%, 2011	1,644,000	1,634,373

		$1,790,702

Defense Electronics – 0.5%

BAE Systems Holdings, Inc., 4.75%, 2010(a)	$380,000	$371,815

BAE Systems Holdings, Inc., 6.4%, 2011(a)	1,260,000	1,325,454

Raytheon Co., 6.15%, 2008	12,000	12,323

		$1,709,592

Emerging Market Quasi-Sovereign – 0.6%

Export-Import Bank of Korea, 5.25%, 2014(a)	$800,000	$795,909

Gazprom, 9.125%, 2007	800,000	834,000

Pemex Project Funding Master Trust, 7.375%, 2014	375,000	414,000

		$2,043,909

Emerging Market Sovereign – 0.7%

Banque Centrale de Tunisie, 7.375%, 2012	$590,000	$649,737

Republic of South Africa, 9.125%, 2009	750,000	838,125

State of Israel, 5.125%, 2014	1,000,000	977,297

		$2,465,159

Energy - Independent – 1.3%

Ocean Energy, Inc., 4.375%, 2007	$45,000	$44,429

Ocean Energy, Inc., 7.25%, 2011	1,710,000	1,876,857

Pioneer Natural Resource Co., 6.5%, 2008	1,000,000	1,017,605

Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020(a)	2,000,000	1,950,540

		$4,889,431

Entertainment – 0.8%

Time Warner, Inc., 6.875%, 2012	$100,000	$106,202

Walt Disney Co., 6.75%, 2006	1,130,000	1,133,573

Walt Disney Co., 6.375%, 2012	1,600,000	1,688,939

		$2,928,714

Financial Institutions – 1.8%

Capital One Bank, 4.25%, 2008	$784,000	$765,135

Countrywide Home Loans, Inc., 5.5%, 2007	240,000	240,804

Countrywide Home Loans, Inc., 4.125%, 2009	1,700,000	1,635,903

General Electric Capital Corp., 8.7%, 2007	133,000	137,970

		4

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Financial Institutions – continued

Household Finance Corp., 4.75%, 2009	$2,800,000	$2,769,908

Household Finance Corp., 7%, 2012	170,000	184,446

HSBC Finance Corp., 6.75%, 2011	20,000	21,344

International Lease Finance Corp., 5%, 2010	868,000	860,845

		$6,616,355

Food & Non-Alcoholic Beverages – 0.9%

Cadbury Schweppes PLC, 3.875%, 2008(a)	$2,100,000	$2,034,427

General Mills, Inc., 6%, 2012	482,000	498,685

Kraft Foods, Inc., 4%, 2008	850,000	826,068

		$3,359,180

Forest & Paper Products – 0.1%

MeadWestvaco Corp., 6.85%, 2012	$345,000	$363,783

Weyerhaeuser Co., 6.75%, 2012	80,000	84,473

		$448,256

Gaming & Lodging – 0.5%

Carnival Corp., 3.75%, 2007	$500,000	$488,758

Harrah's Operating Co., Inc., 5.625%, 2015	1,409,000	1,377,431

MGM Mirage, Inc., 8.5%, 2010	3,000	3,255

		$1,869,444

Industrial – 0.2%

Steelcase, Inc., 6.375%, 2006	$700,000	$699,786

Insurance – 1.6%

American International Group, Inc., 4.25%, 2013	$750,000	$705,099

ASIF Global Financing XVIII, 3.85%, 2007(a)	1,000,000	979,806

Hartford Financial Services Group, Inc., 4.7%, 2007	150,000	148,879

ING Groep N.V., 5.775% to 2015, FRN to 2049	2,285,000	2,296,153

John Hancock Global Funding II, 3.5%, 2009(a)	1,250,000	1,197,501

MetLife, Inc., 5.375%, 2012	300,000	303,256

Prudential Insurance Co., 7.65%, 2007(a)	335,000	347,081

		$5,977,775

Insurance - Property & Casualty – 2.0%

ACE INA Holdings, Inc., 5.875%, 2014	$1,700,000	$1,744,928

AIG SunAmerica Global Financing IV, 5.85%, 2006(a)	260,000	260,000

AIG SunAmerica Global Financing IX, 5.1%, 2007(a)	375,000	375,267

AXIS Capital Holdings Ltd., 5.75%, 2014	1,000,000	994,515

Fund American Cos., Inc., 5.875%, 2013	1,249,000	1,249,761

Safeco Corp., 4.2%, 2008	930,000	913,963

St. Paul Travelers Cos., Inc., 5.5%, 2015	1,656,000	1,658,562

		$7,196,996

International Market Quasi-Sovereign – 1.9%

Hydro-Quebec, 6.3%, 2011	$265,000	$281,348

KfW Bankengruppe, 2.375%, 2006	670,000	659,103

KfW Bankengruppe, 3.25%, 2007	1,600,000	1,564,802

KfW Bankengruppe, 4.625%, 2008	2,391,000	2,382,247

Landesbank Baden-Wurttemberg, 5.125%, 2007	300,000	300,714

Province of Manitoba, 4.25%, 2006	475,000	472,739

Province of Ontario, 6%, 2006	1,200,000	1,200,730

		$6,861,683

International Market Sovereign – 0.5%

Bayerische Landesbank Girozentrale, 3.2%, 2009	$2,000,000	$1,896,070

		5

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Machinery & Tools – 0.1%

Ingersoll Rand Co., 6.25%, 2006	$460,000	$461,819

Medical & Health Technology & Services – 0.2%

Baxter International, Inc., 9.5%, 2008	$600,000	$653,724

Metals & Mining – 0.1%

Corporacion Nacional del Cobre de Chile, 6.375%, 2012(a)	$250,000	$265,803

Mortgage Backed – 10.9%

Fannie Mae, 5.722%, 2009	$71,000	$71,754

Fannie Mae, 6.022%, 2010	3,500,000	3,648,810

Fannie Mae, 4.557%, 2011	2,947,446	2,892,877

Fannie Mae, 4.845%, 2013	770,415	757,375

Fannie Mae, 4.667%, 2014	944,064	917,693

Fannie Mae, 4.846%, 2014	1,457,195	1,431,544

Fannie Mae, 5.412%, 2014	878,444	901,884

Fannie Mae, 4.62%, 2015	493,208	476,043

Fannie Mae, 7%, 2015	1,722	1,779

Fannie Mae, 4.925%, 2015	1,090,303	1,075,033

Fannie Mae, 5.5%, 2016 - 2033	1,069,467	1,072,428

Fannie Mae, 6.5%, 2017	101,930	104,743

Fannie Mae, 6%, 2017	160,542	164,110

Fannie Mae, 5%, 2018	1,620,639	1,603,835

Fannie Mae, 4.5%, 2018	877,464	854,190

Freddie Mac, 4.125%, 2010	3,110,000	3,023,791

Freddie Mac, 6%, 2017	98,937	100,842

Freddie Mac, 5.5%, 2017 - 2034	4,457,919	4,435,328

Freddie Mac, 5%, 2018 - 2024	14,542,411	14,419,233

Freddie Mac, 3%, 2021	1,300,000	1,269,457

Freddie Mac, 3.108%, 2035	139,432	138,748

Ginnie Mae, 6%, 2034	418,020	428,614

		$39,790,111

Natural Gas - Pipeline – 1.5%

CenterPoint Energy Resources Corp., 7.875%, 2013	$750,000	$851,855

Enterprise Products Partners LP, 4.95%, 2010	1,700,000	1,666,213

Kinder Morgan Energy Partners LP, 5.35%, 2007	120,000	120,056

Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	116,883

Kinder Morgan Finance Corp., 5.35%, 2011(a)	1,596,000	1,592,245

Kinder Morgan, Inc., 6.8%, 2008	1,000,000	1,030,517

		$5,377,769

Network & Telecom – 3.3%

AT&T, Inc., 5.1%, 2014	$2,000,000	$1,939,024

Deutsche Telekom International Finance B.V., 5.25%, 2013	200,000	197,099

France Telecom S.A., 7.2%, 2006	905,000	906,614

France Telecom S.A., 7.75%, 2011	300,000	332,836

GTE Corp., 7.51%, 2009	600,000	631,174

Telecom Italia Capital, 4%, 2010	1,000,000	949,951

Telecom Italia Capital, 4.875%, 2010	1,023,000	998,424

Telecom Italia Capital, 5.25%, 2013	1,500,000	1,457,080

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	530,000	532,011

Telefonica Europe B.V., 7.75%, 2010	1,300,000	1,418,049

TELUS Corp., 7.5%, 2007	850,000	874,923

Verizon New York, Inc., 6.875%, 2012	1,875,000	1,965,234

		$12,202,419

		6

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Oil Services – 0.3%

Halliburton Co., 5.5%, 2010	$1,100,000	$1,118,551

Pharmaceuticals – 0.7%

Teva Pharmaceutical Finance LLC, 5.55%, 2016	$1,463,000	$1,459,777

Wyeth, 5.5%, 2013	1,000,000	1,006,365

		$2,466,142

Pollution Control – 0.1%

Waste Management, Inc., 7%, 2006	$90,000	$91,212

Waste Management, Inc., 6.375%, 2012	250,000	263,322

		$354,534

Printing & Publishing – 0.1%

Reed Elsevier Capital, Inc., 6.125%, 2006	$365,000	$366,963

Railroad & Shipping – 0.3%

Union Pacific Corp., 6.125%, 2012	$1,000,000	$1,044,871

Real Estate – 2.6%

EOP Operating LP, 8.375%, 2006	$655,000	$657,629

EOP Operating LP, 6.8%, 2009	885,000	921,381

EOP Operating LP, 4.65%, 2010	2,000,000	1,936,924

Kimco Realty Corp., 7.5%, 2006	300,000	305,578

Kimco Realty Corp., 6%, 2012	1,649,000	1,707,135

Simon Property Group LP, 6.375%, 2007	125,000	127,512

Simon Property Group LP, 7.125%, 2009	1,100,000	1,155,491

Simon Property Group LP, 4.6%, 2010	909,000	885,997

Vornado Realty Trust, 5.625%, 2007	730,000	732,327

Vornado Realty Trust, 4.5%, 2009	1,000,000	971,426

		$9,401,400

Retailers – 0.8%

Limited Brands, Inc., 5.25%, 2014	$1,500,000	$1,406,691

May Department Stores Co., 5.95%, 2008	1,406,000	1,431,446

		$2,838,137

Supermarkets – 0.5%

Kroger Co., 7.8%, 2007	$815,000	$844,041

Safeway, Inc., 4.95%, 2010	486,000	473,370

Safeway, Inc., 6.5%, 2011	630,000	652,734

		$1,970,145

Supranational – 0.7%

Central American Bank, 4.875%, 2012(a)	$2,000,000	$1,926,048

Corporacion Andina de Fomento, 7.25%, 2007	425,000	433,956

Corporacion Andina de Fomento, 6.875%, 2012	200,000	215,728

		$2,575,732

Telecommunications - Wireless – 0.8%

AT&T Wireless Services, Inc., 7.35%, 2006	$236,000	$236,472

Sprint Capital Corp., 4.78%, 2006	1,450,000	1,448,086

Sprint Capital Corp., 7.625%, 2011	1,000,000	1,100,160

		$2,784,718

Tobacco – 0.6%

Altria Group, Inc., 7%, 2013	$568,000	$617,289

Philip Morris Capital Corp., 7.5%, 2009	1,300,000	1,372,540

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	125,000	128,125

		$2,117,954

		7

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Transportation - Services – 0%

FedEx Corp., 9.65%, 2012	$100,000	$122,926

U.S. Government Agencies – 6.9%

Aid to Egypt, 4.45%, 2015	658,000	$638,918

Aid to Israel, 6.6%, 2008	9,826	10,016

Fannie Mae, 7.25%, 2010	2,425,000	2,632,951

Fannie Mae, 6.125%, 2012	315,000	336,014

Fannie Mae, 5.25%, 2012	1,000,000	1,006,837

Federal Home Loan Bank, 2.25%, 2006	1,700,000	1,688,358

Federal Home Loan Bank, 5.25%, 2014	6,000,000	6,157,602

Freddie Mac, 4.875%, 2007	3,000,000	3,000,552

Freddie Mac, 6.875%, 2010	1,038,000	1,125,091

Freddie Mac, 5.125%, 2012	2,000,000	2,028,516

Small Business Administration, 4.93%, 2024	870,454	862,089

Small Business Administration, 5.18%, 2024	2,771,023	2,780,977

Small Business Administration, 4.76%, 2025	1,752,000	1,709,402

Small Business Administration, 5.39%, 2025	1,131,000	1,144,571

		$25,121,894

U.S. Treasury Obligations – 4.9%

U.S. Treasury Notes, 3%, 2006	$947,000	$933,387

U.S. Treasury Notes, 2.625%, 2008	1,500,000	1,439,238

U.S. Treasury Notes, 4.375%, 2008	580,000	578,278

U.S. Treasury Notes, 6.5%, 2010	2,759,000	2,958,812

U.S. Treasury Notes, 4.25%, 2013	3,500,000	3,435,467

U.S. Treasury Notes, 4%, 2014(f)	1,825,000	1,757,988

U.S. Treasury Notes, 4.75%, 2014	450,000	456,223

U.S. Treasury Notes, 4.25%, 2014	2,000,000	1,956,484

U.S. Treasury Notes, 4.125%, 2015	500,000	484,277

U.S. Treasury Notes, 4.25%, 2015	1,080,000	1,055,447

U.S. Treasury Notes, 4.5%, 2015	2,780,000	2,773,592

		$17,829,193

Utilities - Electric Power – 5.6%

Beaver Valley Funding Corp., 9%, 2017	$225,000	$260,014

Constellation Energy Group, Inc., 6.35%, 2007	2,330,000	2,361,497

DTE Energy Co., 6.45%, 2006	750,000	753,304

DTE Energy Co., 7.05%, 2011	750,000	804,624

Duke Capital LLC, 6.25%, 2013	1,000,000	1,039,838

Empresa Nacional de Electricidad S.A., 8.35%, 2013	273,000	307,778

Exelon Generation Co. LLC, 6.95%, 2011	1,225,000	1,314,459

FirstEnergy Corp., 5.5%, 2006	600,000	601,642

FirstEnergy Corp., 6.45%, 2011	1,540,000	1,618,939

FPL Group Capital, Inc., 3.25%, 2006	500,000	498,477

FPL Group Capital, Inc., 5.551%, 2008	1,868,200	1,881,459

HQI Transelec Chile S.A., 7.875%, 2011	1,135,000	1,245,459

MidAmerican Energy Holdings Co., 4.625%, 2007	310,000	307,042

MidAmerican Energy Holdings Co., 3.5%, 2008	119,000	114,547

Oncor Electric Delivery Co., 5%, 2007	325,000	324,023

Pacific Gas & Electric Co., 3.6%, 2009	607,000	580,566

Progress Energy, Inc., 6.05%, 2007	610,000	616,055

Progress Energy, Inc., 5.625%, 2016	1,264,000	1,252,203

PSEG Power LLC, 6.875%, 2006	430,000	431,615

System Energy Resources, Inc., 5.129%, 2014(a)	856,620	822,852

TXU Energy Co., 6.125%, 2008	375,000	380,133

		8

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Utilities - Electric Power – continued

TXU Energy Co., 7%, 2013	$700,000	$740,873

Virginia Electric & Power Co., 5.375%, 2007	363,000	363,857

Virginia Electric & Power Co., 4.1%, 2008	1,226,000	1,189,137

Wisconsin Energy Corp., 5.875%, 2006	894,000	895,140

		$20,705,533

Total Bonds		$355,386,720

Short-Term Obligation – 2.1%

Alpine Securitization Corp., 4.48%, due 2/01/06(t)(y)	$7,656,000	$7,656,000

Total Investments (k)		$363,042,720

Other Assets, Less Liabilities – 0.8%		2,922,398

Net Assets – 100.0%		$365,965,118

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(a)	SEC Rule 144A restriction.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of January 31, 2006 the fund had one security representing $419,492 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
The following abbreviation is used in the Portfolio of Investments and is defined:
FRN Floating Rate Note. The interest rate is the rate in effect as of period end.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

MFS Intermediate Investment Grade Bond Fund Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost	$372,079,596
Gross unrealized appreciation	$522,469
Gross unrealized depreciation	(9,559,345)
Net unrealized appreciation (depreciation)	$(9,036,876)

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Futures Contracts

				Unrealized
			Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)

U.S. Treasury Note 5 yr (Short)	80	$8,458,750	Mar-06	$31,994
U.S. Treasury Note 10 yr (Short)	6	650,625	Mar-06	1,432

				$33,426
At January 31, 2006, the fund had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.
MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
				10

.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Inflation-Adjusted Bond Fund

MFS INVESTMENT MANAGEMENT®

MFS Inflation-Adjusted Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 95.5%

U.S. Government Agencies – 1.6%

Small Business Administration, 4.76%, 2025	$93,000	$90,739

Small Business Administration, 5.09%, 2025	78,000	77,669

Small Business Administration, 5.36%, 2025	100,000	101,052

Small Business Administration, 5.21%, 2026	90,000	90,188

		$359,648

U.S. Treasury Inflation Protected Obligations – 93.9%

U.S. Treasury Bonds, 2.375%, 2025	$1,816,123	$1,919,486

U.S. Treasury Bonds, 2%, 2026	1,125,299	1,123,268

U.S. Treasury Bonds, 3.625%, 2028	1,093,717	1,415,628

U.S. Treasury Bonds, 3.875%, 2029	1,209,524	1,636,372

U.S. Treasury Bonds, 3.375%, 2032	420,914	549,393

U.S. Treasury Notes, 3.625%, 2008	1,262,580	1,305,685

U.S. Treasury Notes, 3.875%, 2009	1,025,617	1,084,910

U.S. Treasury Notes, 0.875%, 2010	1,323,011	1,267,971

U.S. Treasury Notes, 3.5%, 2011	1,472,912	1,584,531

U.S. Treasury Notes, 3%, 2012	1,580,779	1,683,221

U.S. Treasury Notes, 1.875%, 2013	1,748,760	1,738,582

U.S. Treasury Notes, 2%, 2014	3,077,498	3,081,705

U.S. Treasury Notes, 1.625%, 2015	1,122,070	1,088,408

U.S. Treasury Notes, 1.875%, 2015	912,503	903,556

U.S. Treasury Notes, 2%, 2016	629,371	629,936

		$21,012,652

Total Bonds		$21,372,300

Short-Term Obligation – 3.2%

Alpine Securitization Corp., 4.48%, due 2/01/06(t)	$717,000	$717,000

Total Investments		$22,089,300

Other Assets, Less Liabilities – 1.3%		281,664

Net Assets – 100.0%		$22,370,964

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

                                                                                                                                                                         1

MFS Inflation-Adjusted Bond Fund

Supplemental Schedule (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$22,212,376
Gross unrealized appreciation	$77,311
Gross unrealized depreciation	(200,387)
Net unrealized appreciation (depreciation)	$(123,076)

Aggregate cost includes prior fiscal year end tax adjustments.

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                                                                                                                                                                                                 2

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2): Attached hereto.

Notice
A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: MFS SERIES TRUST IX
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf  of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.